UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Semi-Annual Report

June 30, 2022

Investment Adviser:

Aperture Investors, LLC

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec. gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 71.3%
	Face Amount	Value
Argentina — 0.5%
MSU Energy
6.88%, 02/01/25	$660,000	$481,800
Pampa Energia
7.50%, 01/24/27	320,000	264,877
YPF
8.50%, 07/28/25	1,278,000	865,845

		1,612,522

Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.88%, 03/24/26	626,000	614,086

Bahrain — 0.8%
AUB Sukuk MTN
2.62%, 09/09/26	310,000	285,191
Gulf International Bank BSC MTN
2.38%, 09/23/25	322,000	301,370

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Bahrain (continued)
Mumtalakat Sukuk Holding
5.63%, 02/27/24	$1,000,000	$1,016,010
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	954,325

		2,556,896

Brazil — 5.8%
Atento Luxco 1
8.00%, 02/10/26	1,038,000	733,080
Azul Investments LLP
7.25%, 06/15/26	650,000	445,706
Banco Bradesco MTN
3.20%, 01/27/25	622,000	594,153
Banco BTG Pactual
2.75%, 01/11/26	622,000	552,616
Banco do Brasil
3.25%, 09/30/26	1,500,000	1,355,625
Banco Votorantim MTN
4.38%, 07/29/25	637,000	608,685
Braskem Netherlands Finance BV
8.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, (A)(B)	660,000	659,818
BRF GmbH
4.35%, 09/29/26	363,000	326,700
Cemig Geracao e Transmissao
9.25%, 12/05/24	312,000	324,652
Centrais Eletricas Brasileiras
3.63%, 02/04/25	311,000	295,450
CSN Resources
7.63%, 04/17/26	229,000	232,721
Fibria Overseas Finance
4.00%, 01/14/25	310,000	306,900
FS Luxembourg Sarl
10.00%, 12/15/25	675,000	680,469
Gol Finance
7.00%, 01/31/25	550,000	342,981
8.00%, 06/30/26	600,000	399,000
InterCement Financial Operations BV
5.75%, 07/17/24	340,000	258,468
Itau Unibanco Holding
3.25%, 01/24/25	2,204,000	2,093,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
Itau Unibanco Holding MTN
6.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.863%, (A)(B)	$110,000	$105,882
Light Servicos de Eletricidade
4.38%, 06/18/26	1,000,000	880,724
NBM US Holdings
7.00%, 05/14/26	1,316,000	1,335,740
Petrorio Luxembourg Trading SARL
6.13%, 06/09/26	650,000	601,250
Tupy Overseas
4.50%, 02/16/31	400,000	307,864
Unigel Luxembourg
8.75%, 10/01/26	1,350,000	1,336,243
Usiminas International SARL
5.88%, 07/18/26	1,050,000	1,026,375
Vale Overseas
6.25%, 08/10/26	647,000	673,428
XP
3.25%, 07/01/26	1,700,000	1,498,338

		17,976,668

Burkina Faso — 0.3%
Endeavour Mining
5.00%, 10/14/26	1,117,000	901,419

		901,419

Chile — 2.1%
AES Andes
7.13%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (A)	634,000	575,630
ATP Tower Holdings
4.05%, 04/27/26	800,000	658,539
Banco Santander Chile
2.70%, 01/10/25	680,000	650,488
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	819,392
Cencosud
5.15%, 02/12/25	947,000	943,562
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	560,000	545,832
Empresa Nacional del Petroleo
3.75%, 08/05/26	940,000	868,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Chile (continued)
Kenbourne Invest
4.70%, 01/22/28	$1,100,000	$838,662
6.88%, 11/26/24	681,000	619,710

		6,520,140

China —9.2%
Agile Group Holdings
8.38% (A)(B)	1,860,000	418,500
Bank of Communications MTN
1.20%, 09/10/25	1,691,000	1,571,944
CCBL Cayman 1 MTN
1.99%, 07/21/25	1,678,000	1,577,782
China Construction Bank
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.880%, 02/27/29 (A)	676,000	679,754
China Huadian Overseas Development 2018
3.38% (A)(B)	400,000	387,880
China Huadian Overseas Development Management
4.00% (A)(B)	200,000	198,600
China Railway Xunjie
3.25%, 07/28/26	307,000	297,821
China SCE Group Holdings
7.38%, 04/09/24	500,000	170,500
Chinalco Capital Holdings
2.13%, 06/03/26	567,000	524,991
4.10% (A)(B)	1,223,000	1,214,425
CIFI Holdings Group
5.95%, 10/20/25	311,000	181,468
6.00%, 07/16/25	622,000	370,401
CITIC MTN
3.88%, 02/28/27	633,000	622,547
CNAC HK Finbridge
2.00%, 09/22/25	620,000	578,550
3.38%, 06/19/24	1,000,000	988,934
CNOOC Finance 2015 USA
3.50%, 05/05/25	1,000,000	994,881
CNPC Global Capital
1.35%, 06/23/25	700,000	653,699
Contemporary Ruiding Development
1.88%, 09/17/25	666,000	614,489

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Country Garden Holdings
3.13%, 10/22/25	$625,000	$304,687
5.13%, 01/17/25	634,000	342,677
5.13%, 01/14/27	311,000	135,953
5.63%, 12/15/26	309,000	145,489
6.50%, 04/08/24	622,000	369,440
ENN Clean Energy International Investment
3.38%, 05/12/26	1,650,000	1,499,916
Far East Horizon MTN
2.63%, 03/03/24	200,000	190,132
Fortune Star BVI
5.00%, 05/18/26	400,000	240,000
6.75%, 07/02/23	340,000	268,940
Geely Automobile Holdings
4.00% (A)(B)	328,000	309,500
Haidilao International Holding
2.15%, 01/14/26	657,000	499,486
Huarong Finance II MTN
5.50%, 01/16/25	3,183,000	3,079,552
Kaisa Group Holdings
9.38%, 06/30/24 (C)	1,018,000	137,017
9.75%, 09/28/23	309,000	41,307
9.95%, 07/23/25	1,359,000	178,306
11.50%, 01/30/23	1,462,000	194,663
11.95%, 11/12/23 (C)	1,000,000	133,896
Minmetals Bounteous Finance BVI
3.38% (A)(B)	1,073,000	1,048,857
4.20%, 07/27/26	750,000	745,830
Prosus
3.26%, 01/19/27	956,000	831,966
RKPF Overseas 2020 A
5.13%, 07/26/26	621,000	287,718
Shanghai Electric Group Global Investment
2.65%, 11/21/24	632,000	605,020
Shimao Group Holdings
5.20%, 01/16/27	311,000	32,202
5.60%, 07/15/26	309,000	33,241
6.13%, 02/21/24	312,000	33,946
Shougang Group
4.00%, 05/23/24	328,000	328,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Shui On Development Holding
6.15%, 08/24/24	$316,000	$265,598
Sinochem Offshore Capital MTN
1.63%, 10/29/25	633,000	581,407
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	142,476
Sinopec Group Overseas Development 2018
1.45%, 01/08/26	1,660,000	1,530,276
Sunac China Holdings
6.50%, 07/09/23	305,000	44,225
7.50%, 02/01/24	1,392,000	201,840
7.95%, 10/11/23 (C)	1,068,000	154,860
Three Gorges Finance I Cayman Islands
3.70%, 06/10/25	700,000	703,936
Times China Holdings
5.75%, 01/14/27	667,000	86,788
6.60%, 03/02/23	309,000	55,620
West China Cement
4.95%, 07/08/26	316,000	252,958
Yili Holding Investment
1.63%, 11/19/25	350,000	321,449
Zhenro Properties Group
6.63%, 01/07/26	632,000	41,337
8.30%, 09/15/23 (C)	309,000	22,402

		28,470,164

Colombia — 1.6%
Banco de Bogota
6.25%, 05/12/26	417,000	396,150
Bancolombia
3.00%, 01/29/25	673,000	619,547
4.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.929%, 10/18/27 (A)	110,000	102,578
Canacol Energy
5.75%, 11/24/28	1,250,000	1,016,212
Ecopetrol
4.13%, 01/16/25	310,000	287,265
5.38%, 06/26/26	1,349,000	1,250,455
5.88%, 09/18/23	314,000	314,785
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	687,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Colombia (continued)
SURA Asset Management
4.88%, 04/17/24	$358,000	$354,819

		5,028,853

Congo — 0.4%
HTA Group
7.00%, 12/18/25	1,500,000	1,280,700

Egypt — 0.2%
Energean
6.50%, 04/30/27	600,000	527,410

Ghana — 0.6%
Kosmos Energy
7.50%, 03/01/28	1,300,000	1,077,440
7.75%, 05/01/27	200,000	171,045
Tullow Oil
10.25%, 05/15/26	610,000	582,550

		1,831,035

Guatemala — 0.1%
Investment Energy Resources
6.25%, 04/26/29	300,000	253,500

Hong Kong — 0.1%
HKT Capital No. 4
3.00%, 07/14/26	200,000	191,576

India — 5.8%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,072,657
Adani Green Energy
4.38%, 09/08/24	800,000	718,400
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	354,820
4.20%, 08/04/27	400,000	372,904
Adani Transmission Step-One
4.00%, 08/03/26	309,000	291,158
Axis Bank MTN
4.10%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315%, (A)(B)	800,000	686,353
Bharti Airtel
4.38%, 06/10/25	747,000	744,501
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	632,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
BPRL International Singapore Pte MTN
4.38%, 01/18/27	$728,000	$708,169
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27	350,000	278,600
Delhi International Airport
6.13%, 10/31/26	319,000	287,898
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	420,975
5.95%, 07/29/26	338,000	300,144
Greenko Wind Projects Mauritius
5.50%, 04/06/25	1,000,000	915,500
ICICI Bank MTN
4.00%, 03/18/26	765,000	752,350
Indian Oil
4.75%, 01/16/24	666,000	672,121
JSW Steel
5.95%, 04/18/24	554,000	548,737
Magnum Holdings
5.38%, 10/31/26	300,000	259,990
Muthoot Finance MTN
4.40%, 09/02/23	360,000	349,200
Network i2i
3.98%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, (A)(B)	1,100,000	917,443
NTPC MTN
4.25%, 02/26/26	764,000	760,233
Oil India
5.38%, 04/17/24	218,000	221,583
Periama Holdings
5.95%, 04/19/26	1,515,000	1,355,925
REC
3.50%, 12/12/24	715,000	697,916
Reliance Industries
4.13%, 01/28/25	644,000	644,018
ReNew Power Synthetic
6.67%, 03/12/24	364,000	376,139
Shriram Transport Finance MTN
4.40%, 03/13/24	1,343,000	1,237,659
5.10%, 07/16/23	489,000	468,218
State Bank of India
4.38%, 01/24/24	110,000	110,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
State Bank of India MTN
1.80%, 07/13/26	$620,000	$559,519

		17,716,095

Indonesia — 4.4%
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	359,578
4.75%, 05/13/25	300,000	303,627
Bank Negara Indonesia Persero
4.30%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, (A)(B)	1,800,000	1,574,302
Bank Rakyat Indonesia Persero
3.95%, 03/28/24	644,000	642,970
Cikarang Listrindo
4.95%, 09/14/26	950,000	880,071
Medco Bell Pte
6.38%, 01/30/27	550,000	470,525
Medco Oak Tree Pte
7.38%, 05/14/26	691,000	629,156
Pelabuhan Indonesia Persero
4.25%, 05/05/25	1,996,000	1,965,421
Pertamina Persero
1.40%, 02/09/26	1,285,000	1,140,897
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,205,120
Perusahaan Gas Negara
5.13%, 05/16/24	1,633,000	1,638,116
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	647,000	635,677
4.33%, 05/28/25	250,000	250,732
4.40%, 06/06/27	2,000,000	1,985,000

		13,681,192

Israel — 1.5%
Energean Israel Finance
4.50%, 03/30/24	1,648,000	1,548,296
4.88%, 03/30/26	350,000	308,910
Israel Electric
5.00%, 11/12/24	913,000	924,239
Leviathan Bond
6.13%, 06/30/25	636,026	597,038
6.50%, 06/30/27	620,000	572,384

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	$633,000	$617,098

		4,567,965

Jersey — 0.3%
Petrofac
9.75%, 11/15/26	1,250,000	992,592

Jordan — 0.4%
Hikma Finance USA
3.25%, 07/09/25	1,299,000	1,230,361

Kazakhstan — 0.8%
KazMunayGas National JSC
4.75%, 04/24/25	631,000	589,054
4.75%, 04/19/27	316,000	279,900
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	50,880
Tengizchevroil Finance International
2.63%, 08/15/25	900,000	766,125
4.00%, 08/15/26	981,000	833,850

		2,519,809

Kuwait — 1.2%
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	694,608
MEGlobal Canada ULC MTN
5.00%, 05/18/25	1,800,000	1,815,707
NBK SPC
1.63%, U.S. SOFR + 1.050%, 09/15/27 (A)	1,500,000	1,336,920

		3,847,235

Macao — 0.4%
Sands China
3.25%, 08/08/31	1,641,000	1,083,716

Malaysia — 0.8%
Axiata SPV2 MTN
4.36%, 03/24/26	819,000	828,238
Misc Capital Two Labuan MTN
3.63%, 04/06/25	1,000,000	973,760
TNB Global Ventures Capital MTN
3.24%, 10/19/26	636,000	613,193

		2,415,191

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico — 5.0%
Alfa
5.25%, 03/25/24	$354,000	$352,938
Alsea
7.75%, 12/14/26	1,000,000	945,000
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	617,862
4.38%, 04/11/27	1,122,000	1,072,352
Banco Mercantil del Norte
5.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%, (A)(B)	1,600,000	1,324,000
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25	666,000	667,525
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.995%, 10/01/28 (A)	1,015,000	1,008,773
Cemex
7.38%, 06/05/27	700,000	693,707
Comision Federal de Electricidad
4.75%, 02/23/27	816,000	780,300
Grupo Bimbo
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.280%, (A)(B)	708,000	696,219
Orbia Advance
1.88%, 05/11/26	310,000	276,675
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,164,760
6.50%, 03/13/27	1,577,000	1,367,259
Petroleos Mexicanos MTN
6.88%, 08/04/26	2,847,000	2,562,300
Sigma Alimentos
4.13%, 05/02/26	767,000	722,644
Total Play Telecomunicaciones
7.50%, 11/12/25	660,000	577,652
Trust Fibra Uno
5.25%, 01/30/26	600,000	565,500

		15,395,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Netherlands — 0.9%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	$3,238,000	$2,655,160

Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26	300,000	241,875

Oman — 0.9%
OmGrid Funding
5.20%, 05/16/27	1,546,000	1,462,015
OQ SAOC MTN
5.13%, 05/06/28	400,000	376,801
Oztel Holdings SPC
5.63%, 10/24/23	785,000	785,191
6.63%, 04/24/28	288,000	289,809

		2,913,816

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	104,255

Peru — 1.0%
Banco de Credito del Peru S.A.
2.70%, 01/11/25	636,000	597,045
Cia de Minas Buenaventura SAA
5.50%, 07/23/26	317,000	285,302
Credicorp
2.75%, 06/17/25	1,631,000	1,514,811
Southern Copper
3.88%, 04/23/25	110,000	108,570
Volcan Cia Minera SAA
4.38%, 02/11/26	530,000	461,365

		2,967,093

Philippines — 0.5%
Bank of the Philippine Islands MTN
4.25%, 09/04/23	379,000	383,738
BDO Unibank MTN
2.13%, 01/13/26	310,000	288,431
Petron
5.95% (A)(B)	316,000	303,360

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Philippines (continued)
SMC Global Power Holdings
7.00% (A)(B)	$632,000	$619,360

		1,594,889

Qatar — 2.4%
ABQ Finance MTN
1.88%, 09/08/25	1,000,000	926,118
3.13%, 09/24/24	212,000	207,171
AKCB Finance
4.75%, 10/09/23	1,061,000	1,070,549
Doha Finance MTN
2.38%, 03/31/26	947,000	872,944
MAR Sukuk
2.21%, 09/02/25	310,000	293,638
3.03%, 11/13/24	289,000	283,220
QIB Sukuk
1.95%, 10/27/25	1,116,000	1,047,339
QNB Finance MTN
2.75%, 02/12/27	1,433,000	1,346,017
3.50%, 03/28/24	1,217,000	1,209,394

		7,256,390

Saudi Arabia — 3.1%
Almarai Sukuk
4.31%, 03/05/24	213,000	212,554
Arab National Bank
3.33%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.974%, 10/28/30 (A)	316,000	297,783
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	662,794
Global Sukuk
0.95%, 06/17/24	300,000	283,035
1.60%, 06/17/26	300,000	273,375
Riyad Sukuk
3.17%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.791%, 02/25/30 (A)	644,000	618,089
SABIC Capital II BV
4.00%, 10/10/23	700,000	700,466
Samba Funding
2.75%, 10/02/24	1,068,000	1,031,784
2.90%, 01/29/27	310,000	292,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Saudi Arabia (continued)
Saudi Arabian Oil
1.25%, 11/24/23	$350,000	$338,255
1.63%, 11/24/25	1,700,000	1,569,100
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,367,067
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,915,000	1,791,291

		9,438,255

Singapore — 0.7%
BOC Aviation MTN
3.32%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (A)	110,000	109,873
BOC Aviation USA MTN
1.63%, 04/29/24	200,000	191,730
Puma International Financing
5.13%, 10/06/24	1,979,000	1,810,785

		2,112,388

South Africa — 2.2%
Anglo American Capital
4.75%, 04/10/27	363,000	359,728
Bidvest Group UK
3.63%, 09/23/26	316,000	276,658
Eskom Holdings SOC
7.13%, 02/11/25	338,000	284,197
Eskom Holdings SOC MTN
6.35%, 08/10/28	315,000	281,925
Fields Orogen Holdings BVI
5.13%, 05/15/24	853,000	861,227
FirstRand Bank
6.25%, USD Swap Semi 30/360 5 Yr Curr + 3.561%, 04/23/28 (A)	428,000	420,810
Liquid Telecommunications Financing
5.50%, 09/04/26	400,000	349,904
Mauritius Investments
4.76%, 11/11/24	250,000	242,625
6.50%, 10/13/26	954,000	935,912
Sasol Financing USA
5.88%, 03/27/24	1,273,000	1,244,994
6.50%, 09/27/28	628,000	568,654

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Africa (continued)
Stillwater Mining
4.00%, 11/16/26	$1,317,000	$1,095,744

		6,922,378

South Korea — 5.7%
Hana Bank MTN
3.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.409%, (A)(B)	600,000	546,199
Hanwha Life Insurance
4.70%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, (A)(B)	1,375,000	1,368,125
Hyundai Capital Services MTN
1.25%, 02/08/26	810,000	729,323
Kookmin Bank
1.75%, 05/04/25	1,500,000	1,418,505
Kookmin Bank MTN
4.35%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.639%, (A)(B)	726,000	695,145
Korea East-West Power
1.75%, 05/06/25	1,100,000	1,038,186
Korea Electric Power
3.63%, 06/14/25	1,000,000	996,124
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	905,928
Korea Mine Rehabilitation & Mineral Resources MTN
1.75%, 04/15/26	1,000,000	912,030
NAVER
1.50%, 03/29/26	310,000	279,899
NongHyup Bank MTN
1.25%, 07/20/25	620,000	572,336
POSCO Holdings
2.75%, 07/15/24	361,000	354,174
Shinhan Bank MTN
3.88%, 03/24/26	1,243,000	1,222,267
Shinhan Financial Group
2.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.064%, (A)(B)	1,800,000	1,593,000
SK Battery America
2.13%, 01/26/26	953,000	860,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Korea (continued)
SK Hynix
1.00%, 01/19/24	$700,000	$668,682
1.50%, 01/19/26	1,700,000	1,529,473
3.00%, 09/17/24	500,000	487,540
SK Innovation
4.13%, 07/13/23	200,000	199,862
Woori Bank MTN
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664%, (A)(B)	723,000	694,080
4.75%, 04/30/24	474,000	479,209

		17,550,513

Spain — 0.4%
EnfraGen Energia Sur
5.38%, 12/30/30	2,040,000	1,377,000

		1,377,000

Supranational — 1.0%
Africa Finance MTN
4.38%, 04/17/26	687,000	666,404
African Export-Import Bank
2.63%, 05/17/26	650,000	573,558
Central American Bank for Economic Integration
2.00%, 05/06/25	1,800,000	1,693,575

		2,933,537

Taiwan — 0.3%
Formosa Group Cayman
3.38%, 04/22/25	316,000	308,388
TSMC Global
1.25%, 04/23/26	648,000	589,953

		898,341

Thailand — 0.9%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	110,631
5.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729%, (A)(B)	1,700,000	1,562,844
Kasikornbank MTN
3.34%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 10/02/31 (A)	942,000	846,199
Siam Commercial Bank MTN
4.40%, 02/11/29	328,000	325,997

		2,845,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Turkey — 1.7%
Akbank
6.80%, 02/06/26	$688,000	$614,769
KOC Holding
6.50%, 03/11/25	300,000	279,024
QNB Finansbank
6.88%, 09/07/24	361,000	361,000
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	189,163
6.88%, 02/28/25	730,000	651,525
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	655,000	573,379
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	516,246
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26	309,000	268,654
Ulker Biskuvi Sanayi
6.95%, 10/30/25	1,600,000	1,228,160
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	628,056

		5,309,976

Ukraine — 0.1%
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	184,516

United Arab Emirates — 5.7%
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	723,805
BOS Funding MTN
4.00%, 09/18/24	310,000	300,778
Commercial Bank of Dubai PSC
6.00%, CMTUSD6Y + 5.597%, (A)(B)	460,000	451,113
DAE Funding MTN
2.63%, 03/20/25	310,000	287,976
DAE Sukuk Difc MTN
3.75%, 02/15/26	1,765,000	1,663,654
DIB Sukuk
2.95%, 02/20/25	936,000	906,325
DIB Sukuk MTN
2.95%, 01/16/26	310,000	298,003
DIFC Sukuk
4.33%, 11/12/24	545,000	545,681

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
DP World Crescent
3.91%, 05/31/23	$361,000	$360,213
DP World Salaam
6.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, (A)(B)	1,422,000	1,426,721
EI Sukuk
1.83%, 09/23/25	310,000	289,850
Emaar Sukuk MTN
3.64%, 09/15/26	637,000	614,702
EMG SUKUK
4.56%, 06/18/24	446,000	444,885
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	283,650
Fab Sukuk
2.50%, 01/21/25	400,000	388,324
First Abu Dhabi Bank PJSC
4.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.138%, (A)(B)	682,000	658,130
MAF Global Securities
4.75%, 05/07/24	1,349,000	1,350,484
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	987,137
MDGH GMTN RSC MTN
2.50%, 05/21/26	3,070,000	2,905,110
National Central Cooling PJSC
2.50%, 10/21/27	626,000	563,400
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	398,426
Sharjah Sukuk Program MTN
3.85%, 04/03/26	1,621,000	1,606,816
Shelf Drilling Holdings
8.88%, 11/15/24	43,000	41,495

		17,496,678

United States — 0.9%
Flex
4.75%, 06/15/25	110,000	110,911
Hyundai Capital America
4.13%, 06/08/23	1,052,000	1,051,203
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,636,006

		2,798,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26	$600,000	$504,000

Zambia — 0.1%
First Quantum Minerals
6.88%, 03/01/26	363,000	334,323

Total Global Bonds (Cost $250,920,783)		219,653,765

U.S. TREASURY OBLIGATIONS — 9.7%

U.S. Treasury Bills
1.25%, 9/15/2022 (D)	$15,000,000	14,949,729
1.88%, 10/27/2022 (D)	15,000,000	14,905,674

Total U.S. Treasury Obligations (Cost $29,868,739)		29,855,403

SOVEREIGN DEBT — 9.1%

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	365,932

Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27	966,000	853,935

Costa Rica — 0.1%
Costa Rica Government International Bond
4.38%, 04/30/25	316,000	304,960

Dominican Republic — 1.1%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,178,344
6.88%, 01/29/26	2,264,000	2,309,582

		3,487,926

Egypt — 0.6%
Egypt Government International Bond
5.88%, 06/11/25	681,000	576,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Egypt (continued)
Egypt Government International Bond MTN
5.80%, 09/30/27	$600,000	$422,196
6.20%, 03/01/24	1,088,000	1,002,050

		2,000,277

Indonesia — 0.7%
Indonesia Government International Bond
4.35%, 01/08/27	2,116,000	2,110,543

Jordan — 0.4%
Jordan Government International Bond
4.95%, 07/07/25	1,500,000	1,351,995

		1,351,995

Kenya — 0.2%
Republic of Kenya Government International Bond
7.00%, 05/22/27	936,000	697,105

Lebanon — 0.1%
Lebanon Government International Bond MTN
6.10%, 10/04/22 (C)	1,260,000	75,852
6.15%, 06/19/20 (C)	2,770,000	166,754
6.85%, 05/25/29 (C)	1,594,000	95,959

		338,565

Mongolia — 0.3%
Mongolia Government International Bond
3.50%, 07/07/27	1,000,000	807,441

Morocco — 0.3%
Morocco Government International Bond
2.38%, 12/15/27	963,000	776,708

Nigeria — 0.2%
Nigeria Government International Bond MTN
6.50%, 11/28/27	341,000	259,160
8.38%, 03/24/29	300,000	227,625

		486,785

Oman — 0.7%
Oman Government International Bond
5.63%, 01/17/28	1,645,000	1,581,487
Oman Government International Bond MTN
4.88%, 02/01/25	316,000	308,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Oman (continued)
Oman Sovereign Sukuk
4.40%, 06/01/24	$356,000	$351,137

		2,241,539

Pakistan — 0.1%
Pakistan Government International Bond MTN
6.00%, 04/08/26	650,000	438,587

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	625,245

Qatar — 0.6%
Qatar Government International Bond
3.40%, 04/16/25	1,800,000	1,790,946

Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27	648,000	570,699

Saudi Arabia — 1.0%
Saudi Government International Bond MTN
2.90%, 10/22/25	1,000,000	972,680
3.25%, 10/26/26	2,246,000	2,192,770

		3,165,450

South Africa — 0.8%
Republic of South Africa Government International Bond
5.88%, 09/16/25	750,000	742,500
4.85%, 09/27/27	688,000	626,507
4.88%, 04/14/26	1,184,000	1,121,840

		2,490,847

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	290,636

Turkey — 0.3%
Turkey Government International Bond
4.75%, 01/26/26	1,120,000	925,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/24	$1,294,000	$330,358
7.75%, 09/01/26	619,000	160,940

		491,298

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond MTN
0.75%, 09/02/23	700,000	677,250

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN
4.75%, 02/20/24	538,000	512,843

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24	463,000	277,781

Total Sovereign Debt (Cost $31,767,356)		28,080,659

COMMON STOCK — 2.0%
	Shares
Australia — 0.2%
BHP Group ADR	2,814	158,091
Rio Tinto ADR	5,870	358,070

		516,161

Belgium — 0.0%
Anheuser-Busch InBev	2,457	132,243

China — 0.8%
Alibaba Group Holding ADR *	2,906	330,354
Country Garden Services Holdings	17,000	75,719
Full Truck Alliance ADR *	8,126	73,622
Guangzhou Automobile Group, Cl H	190,000	183,782
Haidilao International Holding	34,000	79,293
JD.com ADR	12,875	826,833
Meituan, Cl B *	11,800	292,038
Pinduoduo ADR *	1,205	74,469
So-Young International ADR *	20,990	17,982
Trip.com Group ADR *	4,061	111,474
Tsingtao Brewery, Cl H	10,000	103,991
Wuxi Biologics Cayman *	8,000	73,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
China (continued)
Yadea Group Holdings	118,000	$230,983

		2,473,742

Japan — 0.1%
Takeda Pharmaceutical ADR	12,831	180,147

Macao — 0.0%
Sands China *	48,800	116,421

Norway — 0.1%
Equinor	4,310	149,892

Russia — 0.2%
Yandex, Cl A *(E)	28,548	725,888

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing ADR	1,468	120,009

United States — 0.6%
APA	2,312	80,689
Capital One Financial	327	34,070
Citigroup	2,451	112,721
Ford Motor	8,215	91,433
General Motors *	11,452	363,716
Intel	3,359	125,660
Kraft Heinz	6,584	251,114
Las Vegas Sands *	2,465	82,799
Redwood Trust	13,073	100,793
Schlumberger	4,138	147,975
Verizon Communications	3,652	185,339
Wells Fargo	4,948	193,813

		1,770,122

Total Common Stock (Cost $5,972,921)		6,184,625

PURCHASED OPTIONS — 0.0%*
	Contracts
Total Purchased Options (Cost $73,041)	662	94,410

Total Investments - 92.1% (Cost $318,602,840)		$283,868,862

Other Assets & Liabilities, Net - 12.4%		24,240,363

Net Assets - 100.0%		$308,109,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

A list of the open exchange traded option contracts held by the Fund at June 30, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%

Put Options
Compass Inc*	661	$238,621	$2.50	1/21/2023	$26,440
Nasdaq-100*	1	1,087,500	10,875.00	12/17/2022	67,970

Total Purchased Options		$1,326,121			$94,410

A list of the open futures contracts held by the Fund at June 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
E-MINI Energy Select Sector	(8)	Sep-2022	$(600,720)	$(597,360)	$3,360
MSCI Emerging Markets	(33)	Sep-2022	(1,642,796)	(1,654,455)	(11,659)
NASDAQ 100 Index E-MINI	(10)	Sep-2022	(2,316,056)	(2,305,900)	10,156
S&P 500 Index E-MINI	(8)	Sep-2022	(1,503,536)	(1,515,800)	(12,264)
U.S. 5-Year Treasury Note	(71)	Oct-2022	(7,947,696)	(7,969,750)	(22,054)

			$(14,010,804)	$(14,043,265)	$(32,461)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	07/14/22	USD	1,637,230	JPY	218,993,948	$(22,187)

Goldman Sachs	07/14/22	JPY	437,666,289	USD	3,249,417	21,704

JPMorgan Chase Bank	07/14/22	USD	1,637,702	JPY	218,672,341	(25,031)

JPMorgan Chase Bank	07/27/22	ZAR	26,266,000	USD	1,633,789	23,230

JPMorgan Chase Bank	08/02/22	USD	999,828	AUD	1,453,244	3,494
JPMorgan Chase Bank	09/09/22	CNH	32,965,000	USD	4,921,765	(1,009)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	07/27/22	USD	1,637,587	ZAR	26,266,000	$(27,028)
Morgan Stanley	09/14/22	CNH	11,048,000	USD	1,637,733	(12,070)

						$(38,897)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2022, are as follows:

Credit Default Swaps – Buy Protection
Reference Entity/Obligation	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
MARKIT CDX.NA.IG.38	1.000%	Quarterly	06/20/2027	46,205,000	$14,677	$(219,476)	$234,153

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
3-MONTH ZAR - JIBAR	8.8640%	Quarterly	09/21/2024	ZAR	528,969,000	$293,415	$–	$293,415
7.184%	3-MONTH ZAR -JIBAR	Quarterly	09/21/2032	ZAR	140,753,000	(200,239)	–	(200,239)

						$93,176	$–	$93,176

A list of the open over the counter swap agreements held by the Fund at June 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	E Ink Holdings Inc	1-DAY SOFR	6744283	Annually	05/24/2024	USD	282,202	$(22,276)	$–	$(22,276)
Bank of America	Enterprise Products	1-DAY SOFR	293792107	Annually	06/20/2024	USD	131,686	6,053	–	6,053
Bank of America	Glencore PLC	1-DAY SONIA	B4T3BW6	Annually	06/14/2024	GBP	31,670	(2,944)	–	(2,944)
Morgan Stanley	Magellan Midstream	FEDEF-1-DAY	559080106	Annually	05/06/2024	USD	209,151	1,088	–	1,088
Barclays	Microstrategy Inc	594972408	FEDREF-1-DAY	Annually	06/23/2024	USD	(172,684)	7,727	–	7,727
BNP Paribas	RELIANCE INDUSTRIES	SOFR-1-DAY	6099626	Annually	06/10/2024	USD	71,258	(5,128)	–	(5,128)
Bank of America	Samsung Electronics	1-DAY SOFR	6771720	Annually	06/08/2024	USD	493,677	(56,213)	–	(56,213)

								$(71,693)	$–	$(71,693)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

*	Non-income producing security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Perpetual security with no stated maturity date.
(C)	The issuer is, or is in danger of being, in default of its payment obligation.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

CNH — Intercontinental Exchange

EUR — Euro

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JIBAR — Johannesburg Interbank Average Rate

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR— London Interbank Offered Rate

LLP — Limited Liability Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

NOK — Norwegian Krone

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

USD — U.S. Dollar

ULC — Unlimited Liability Company

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022 (Unaudited)

The following table summarizes the inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$219,653,765	$–	$219,653,765
U.S. Treasury Obligations	–	29,855,403	–	29,855,403
Sovereign Debt	–	28,080,659	–	28,080,659
Common Stock	6,184,625	–	–	6,184,625
Purchased Options	94,410	–	–	94,410

Total Investments in Securities	$6,279,035	$277,589,827	$–	$283,868,862

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$13,516	$–	$–	$13,516
Unrealized Depreciation	(45,977)	–	–	(45,977)
Forwards Contracts*
Unrealized Appreciation	–	48,428	–	48,428
Unrealized Depreciation	–	(87,325)	–	(87,325)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	234,153	–	234,153
Interest Rate Swaps*
Unrealized Appreciation	–	293,415	–	293,415
Unrealized Depreciation	–	(200,239)	–	(200,239)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	14,868	–	14,868
Unrealized Depreciation	–	(86,561)	–	(86,561)

Total Other Financial Instruments	$(32,461)	$216,739	$–	$184,278

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

SECTOR WEIGHTING †:

† Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 56.2%
	Shares	Value
Australia — 0.1%
Iris Energy *	60,063	$201,211

China — 2.8%
Alibaba Group Holding ADR *	5,951	676,510
JD.com ADR	47,729	3,065,156

		3,741,666

Japan — 3.0%
Sony Group	49,200	4,023,246

Nigeria — 1.4%
IHS Holding *	181,969	1,899,756

South Korea — 0.2%
Delivery Hero *	8,089	303,219

Taiwan — 1.7%
Silicon Motion Technology ADR	13,865	1,160,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing ADR	13,638	$1,114,907

		2,275,407

United Kingdom — 4.3%
Farfetch, Cl A *	35,919	257,180
Linde	19,527	5,605,950

		5,863,130

United States — 42.7%
Activision Blizzard	42,688	3,323,687
Alcoa	3,002	136,831
Amazon.com *	30,780	3,269,144
Aon, Cl A	7,431	2,003,992
Braze, Cl A	13,031	472,113
Constellation Brands, Cl A	14,363	3,347,441
Coty, Cl A *	46,875	375,469
Dollar Tree *	37,157	5,790,919
Finch Therapeutics Group *	101,717	288,876
Freeport-McMoRan	20,991	614,197
GXO Logistics *	12,508	541,221
Las Vegas Sands *	5,361	180,076
Lithia Motors, Cl A	4,862	1,336,126
Marathon Oil	75,094	1,688,113
Marriott Vacations Worldwide	12,442	1,445,760
Martin Marietta Materials	4,366	1,306,482
Microsoft	18,495	4,750,071
nCino *	8,433	260,749
Perimeter Solutions	300,000	3,252,000
S&P Global	4,449	1,499,580
SBA Communications, Cl A , REIT	7,170	2,294,758
ServiceNow *	3,435	1,633,411
T-Mobile US *	33,970	4,570,324
Vistra	201,599	4,606,537
WillScot Mobile Mini Holdings, Cl A *	191,266	6,200,844
XPO Logistics *	51,462	2,478,410

		57,667,131

Total Common Stock (Cost $82,509,465)		75,974,766

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — 29.5%
	Face Amount	Value
U.S. Treasury Bills
1.24%, 9/15/2022 (A)	$20,000,000	$19,932,972
1.95%, 11/10/2022 (A)	20,000,000	19,852,142

Total U.S. Treasury Obligations (Cost $39,806,428)		39,785,114

REGISTERED INVESTMENT COMPANIES — 3.1%
	Shares
Invesco S&P 500 Low Volatility ETF	43,899	2,721,738
SPDR S&P 500 ETF Trust	3,839	1,448,262

Total Registered Investment Companies (Cost $4,393,187)		4,170,000

WARRANTS — 0.2%
	Number of Warrants
United States — 0.2%
Everarc Holdings, Expires 12/01/2022*	76,161	762
PureCycle Technologies, Expires 03/20/2026*	93,268	247,160

		247,922

Total Warrants (Cost $941,135)		247,922

PURCHASED OPTIONS — 0.1%*
	Contracts	Value
Total Purchased Options (Cost $183,192)	30	124,210

Total Investments - 89.1% (Cost $127,833,407)		$120,302,012

WRITTEN OPTIONS — (0.1)%*

Total Written Options (Proceeds $90,147)	(55)	$(41,445)

Other Assets & Liabilities, Net - 11.0%		14,830,238

Net Assets - 100.0%		$135,090,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

A list of the open exchange traded option contracts held by the Fund at June 30, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%

Put Options
S&P 500 Index*	25	$9,412,500	$3,765.00	7/16/2022	$124,000

Call Options
Nasdaq-100® Index Options*	5	5,912,500	11,825.00	7/16/2022	210

Total Purchased Options		$15,325,000			$124,210

WRITTEN OPTIONS — 0.0%

Put Options
S&P 500 Index*	(25)	$(9,125,000)	3,650.00	07/16/22	$(41,000)

Call Options
Nasdaq-100® Index Options*	(5)	(6,087,500)	12,175.00	07/16/22	(320)
S&P 500 Index*	(25)	(9,800,000)	3,920.00	07/16/22	(125)

		(15,887,500)			(445)

Total Written Options		$(25,012,500)			$(41,445)

A list of the open futures contracts held by the Fund at June 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50	62	Sep-2022	$2,247,249	$2,235,727	$(26,317)
FTSE 100 Index	19	Sep-2022	1,640,679	1,646,995	(314)
NASDAQ 100 Index E-MINI	18	Sep-2022	4,133,754	4,150,620	16,866
Nikkei 225 Index	6	Sep-2022	1,261,572	1,166,568	(67,448)
Nikkei 225 Index	16	Sep-2022	2,208,382	2,115,200	(93,182)
S&P 500 Index E-MINI	20	Sep-2022	3,751,190	3,789,500	38,310

			$15,242,826	$15,104,610	$(132,085)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	09/21/22	USD	122,557	TWD	3,600,000	$(672)
JPMorgan Chase Bank	12/15/22	EUR	2,200,000	USD	2,513,591	177,176
JPMorgan Chase Bank	12/15/22	USD	2,509,939	EUR	2,200,000	(173,523)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/21/22	USD	906,333	TWD	26,500,000	$(9,120)
Morgan Stanley	09/21/22	USD	1,061,380	EUR	1,000,000	(7,333)
Morgan Stanley	09/21/22	EUR	6,563,000	USD	6,894,089	(23,622)
Morgan Stanley	09/21/22	CNY	9,900,000	USD	1,475,771	(2,308)
Morgan Stanley	09/21/22	JPY	594,420,000	USD	4,473,018	66,764

						$27,362

A list of the open OTC swap agreements held by the Fund at June 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	ACER INC	6005850	1-DAY SOFR	Annually	04/13/2024	TWD	(1,123,963)	$212,638	$–	$212,638
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	07/27/2023	EUR	2,915,180	(486,597)	–	(486,597)
Morgan Stanley	CSI 500 NTR	SOFR-1-DAY	CSIN0905	Annually	06/21/2024	USD	1,523,503	30,294	–	30,294
Barclays	DOCUSIGN INC	256163106	1-DAY SOFR	Annually	06/13/2024	USD	(268,679)	31,183	–	31,183
Barclays	DOXIMITY INC- CLASS	26622P107	1- DAY SOFR	Annually	05/09/2024	USD	(361,866)	(1,307)	–	(1,307)
Morgan Stanley	Energy Transfer LP	29273V100	FEDEF-1D	Annually	02/07/2024	USD	3,065,265	(257,502)	–	(257,502)
Goldman Sachs	Flutter Entertainment	1-Month GBP- LIBOR-BBA	BWXC0Z1	Annually	05/27/2023	GBP	1,647,370	(757,138)	–	(757,138)
JPMorgan Chase	GLENCORE PLC	1-Day SONIA	B4T3BW6	Annually	03/25/2024	GBP	1,599,162	(198,720)	–	(198,720)
Goldman Sachs	GlobalFoundries Inc	G39387108	1-DAY USD- SOFR	Annually	07/01/2024	USD	(198,271)	(887)	–	(887)
Goldman Sachs	GS HY Debt Sensitivity ††	1-Day USD- SOFR	GSXUDEBT	Annually	02/07/2024	USD	(1,469,267)	231,733	–	231,733
Morgan Stanley	HY Debt Sensitivity †	1-Day FEDEF	SAIHYDS	Annually	02/07/2024	USD	(1,408,193)	128,938	–	128,938
Bank of America	KAWASAKI KISEN KAIS	6484686	1-DAY TONAR	Annually	06/15/2024	JPY	(46,314,424)	25,165	–	25,165
Barclays	MCCORMICK & CO-NON	579780206	1-DAY SOFR	Annually	06/29/2024	USD	(690,435)	31,928	–	31,928
Bank of America	MIPS AB	BF2CVV6	1-MONTH STIBO	Annually	06/17/2024	SEK	(1,383,792)	19,265	–	19,265
Bank of America	MITSUI OSK LINES LT	6597584	1-DAY TONAR	Annually	06/15/2024	JPY	(46,418,268)	1,134	–	1,134
Morgan Stanley	MSAIBNK1 ^^^	MSAIBNK1 1-	Month LIBOR	Annually	09/28/2023	USD	1,192,898	(235,140)	–	(235,140)
Morgan Stanley	MSAIFINL ^^	MSAIFINL 1-	Month LIBOR	Annually	09/24/2023	USD	3,051,173	(503,373)	–	(503,373)
Morgan Stanley	MSCI ACWI Index***	M1CXADB	3-Month USD LIBOR - 17.5BPS	Quarterly	10/04/2022	USD	12,286,116	(1,668,365)	–	(1,668,365)
Bank of America	NIPPON YUSEN KK	6643960	1-DAY TONAR	Annually	06/15/2024	JPY	(45,941,984)	3,825	–	3,825
Morgan Stanley	Shell PLC	BP6MXD8	SONIA-1D	Annually	02/07/2024	GBP	868,344	111,341	–	111,341
Morgan Stanley	SHELL PLC	SONIA-1-DAY	BP6MXD8	Annually	05/04/2024	GBP	78,913	(231)	–	(231)
Morgan Stanley	Snap-On Inc	833034101	1-Day FEDEF	Annually	10/11/2022	USD	(872,342)	75,553	–	75,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	SNOW PEAK INC	BSLVC23	1-DAY TONAR	Annually	04/15/2024	JPY	(101,478,186)	$(8,188)	$–	$(8,188)
Morgan Stanley	STXE 600 Banks	STXE 600 Banks	1-Month EURIBOR	Annually	09/28/2023	EUR	808,824	(90,476)	–	(90,476)
JPMorgan Chase	THULE GROUP AB/THE	SQXJ01	SEK_STIBOR_ ON_ACT/360_ BBA	Annually	04/07/2024	SEK	(6,462,833)	175,830	–	175,830
Morgan Stanley	Topix Banks Index ###	TPNBNK	1-Day MUTSC	Annually	10/04/2023	JPY	106,225,860	47,961	–	47,961
Morgan Stanley	Toridoll Holdings Company	1-Day MUTSC	B0WHPP8	Annually	03/09/2024	JPY	(180,162,756)	(36,918)	–	(36,918)
Bank of America	WOODSIDE ENERGY GRO	BMGT167	1-MONTH BBR	Annually	06/03/2024	AUD	1,274,186	(1,218)	–	(1,218)
Goldman Sachs	ZALANDO SE	BQV0SV7	EUR-EuroSTR	Annually	05/25/2024	EUR	(139,876)	40,439	–	40,439

								$(3,078,833)	$–	$(3,078,833)

†† The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSXUDEBT
133,351	Sunnova Energy International Inc	$(46,723)	$7,369	$7,369	3.18%
302,284	Coty Inc	(46,135)	7,276	7,276	3.14%
154,674	Cleveland-Cliffs Inc	(45,253)	7,137	7,137	3.08%
4,106	TransDigm Group Inc	(41,874)	6,604	6,604	2.85%
46,944	Performance Food Group Co	(40,993)	6,465	6,465	2.79%
204,472	PG&E Corp	(38,789)	6,118	6,118	2.64%
78,799	ATI Inc	(34,087)	5,376	5,376	2.32%
33,158	Tenet Healthcare Corp	(33,205)	5,237	5,237	2.26%
126,223	AMC Entertainment Holdings Inc	(32,471)	5,121	5,121	2.21%
27,366	HealthEquity Inc	(32,030)	5,052	5,052	2.18%
41,624	Allison Transmission Holdings Inc	(30,414)	4,797	4,797	2.07%
117,913	Park Hotels & Resorts Inc	(30,414)	4,797	4,797	2.07%
32,145	Boyd Gaming Corp	(30,414)	4,797	4,797	2.07%
103,404	Cinemark Holdings Inc	(29,532)	4,658	4,658	2.01%
81,540	Wendy’s Co/The	(29,238)	4,612	4,612	1.99%
162,085	New Residential Investment Corp	(28,798)	4,542	4,542	1.96%
31,889	Light & Wonder Inc	(28,504)	4,496	4,496	1.94%
72,270	Uber Technologies Inc	(28,063)	4,426	4,426	1.91%
82,002	DISH Network Corp	(27,916)	4,403	4,403	1.90%
14,408	Live Nation Entertainment Inc	(22,627)	3,569	3,569	1.54%
92,919	American Airlines Group Inc	(22,480)	3,546	3,546	1.53%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
159,303	Rocket Cos Inc	$(22,333)	$3,522	$3,522	1.52%
7,112	MicroStrategy Inc	(22,186)	3,499	3,499	1.51%
26,162	SeaWorld Entertainment Inc	(22,039)	3,476	3,476	1.50%
9,373	Marriott Vacations Worldwide Corp	(20,717)	3,267	3,267	1.41%
34,858	Spirit AeroSystems Holdings Inc	(19,394)	3,059	3,059	1.32%
12,973	Ryman Hospitality Properties Inc	(18,807)	2,966	2,966	1.28%
24,664	United Natural Foods Inc	(18,513)	2,920	2,920	1.26%
42,380	Six Flags Entertainment Corp	(17,484)	2,758	2,758	1.19%
30,166	Adient PLC	(17,044)	2,688	2,688	1.16%
142,795	CommScope Holding Co Inc	(16,603)	2,619	2,619	1.13%
31,215	Option Care Health Inc	(16,456)	2,595	2,595	1.12%
38,790	Brinker International Inc	(16,309)	2,572	2,572	1.11%
12,296	Howard Hughes Corp/The	(15,868)	2,503	2,503	1.08%
55,075	Dun & Bradstreet Holdings Inc	(15,721)	2,480	2,480	1.07%
30,990	Maxar Technologies Inc	(15,427)	2,433	2,433	1.05%
30,496	Cheesecake Factory Inc/The	(15,280)	2,410	2,410	1.04%
72,097	Norwegian Cruise Line Holdings Ltd	(15,280)	2,410	2,410	1.04%
36,187	Peabody Energy Corp	(14,693)	2,317	2,317	1.00%
20,027	Caesars Entertainment Inc	(14,546)	2,294	2,294	0.99%
109,172	Rite Aid Corp	(13,958)	2,201	2,201	0.95%
30,724	Select Medical Holdings Corp	(13,811)	2,178	2,178	0.94%
19,543	Mr Cooper Group Inc	(13,664)	2,155	2,155	0.93%
30,019	Frontier Communications Parent Inc	(13,517)	2,132	2,132	0.92%
569,005	Skillz Inc	(13,370)	2,109	2,109	0.91%
33,746	Sinclair Broadcast Group Inc	(13,076)	2,062	2,062	0.89%
351,895	Paysafe Ltd	(13,076)	2,062	2,062	0.89%
24,080	Energizer Holdings Inc	(12,930)	2,039	2,039	0.88%
27,411	Cornerstone Building Brands Inc	(12,783)	2,016	2,016	0.87%
74,372	Carnival Corp	(12,195)	1,923	1,923	0.83%
1,427,621	Other	(302,227)	47,670	47,670	20.57%

		$(1,469,267)	$231,733	$231,733	100.00%

† The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSXXHYDS
4,523	Cheniere Energy Inc	$(160,675)	$14,712	$14,712	11.41%
9,416	Occidental Petroleum Corp	(148,001)	13,551	13,551	10.51%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
9,919	Gogo Inc	$(42,809)	$3,920	$3,920	3.04%
4,944	Spirit AeroSystems Holdings Inc	(38,725)	3,546	3,546	2.75%
237	TransDigm Group Inc	(33,937)	3,107	3,107	2.41%
8,228	Cleveland-Cliffs Inc	(33,797)	3,095	3,095	2.40%
6,948	United States Steel Corp	(33,233)	3,043	3,043	2.36%
19,058	Equitrans Midstream Corp	(32,388)	2,966	2,966	2.30%
3,440	US Foods Holding Corp	(28,164)	2,579	2,579	2.00%
2,583	United Natural Foods Inc	(27,178)	2,489	2,489	1.93%
622	Nexstar Media Group Inc	(27,037)	2,476	2,476	1.92%
2,181	Olin Corp	(26,896)	2,463	2,463	1.91%
198	Charter Communications Inc	(24,784)	2,269	2,269	1.76%
1,599	Berry Global Group Inc	(23,376)	2,140	2,140	1.66%
6,986	Comstock Resources Inc	(22,531)	2,063	2,063	1.60%
4,412	Newell Brands Inc	(22,390)	2,050	2,050	1.59%
4,212	ChampionX Corp	(22,249)	2,037	2,037	1.58%
3,203	Maxar Technologies Inc	(22,249)	2,037	2,037	1.58%
4,193	Elanco Animal Health Inc	(21,968)	2,011	2,011	1.56%
3,584	Nordstrom Inc	(20,278)	1,857	1,857	1.44%
1,448	Tenet Healthcare Corp	(20,278)	1,857	1,857	1.44%
7,200	Hanesbrands Inc	(19,715)	1,805	1,805	1.40%
637	Yum! Brands Inc	(19,292)	1,766	1,766	1.37%
1,915	Iridium Communications Inc	(19,151)	1,754	1,754	1.36%
11,714	Sabre Corp	(18,166)	1,663	1,663	1.29%
632	WESCO International Inc	(18,025)	1,650	1,650	1.28%
1,429	Performance Food Group Co	(17,602)	1,612	1,612	1.25%
2,524	Delek US Holdings Inc	(17,462)	1,599	1,599	1.24%
378	Asbury Automotive Group Inc	(17,039)	1,560	1,560	1.21%
2,213	MGM Resorts International	(17,039)	1,560	1,560	1.21%
1,975	Owens & Minor Inc	(16,617)	1,521	1,521	1.18%
5,397	Goodyear Tire & Rubber Co/ The	(15,490)	1,418	1,418	1.10%
553	Penske Automotive Group Inc	(15,490)	1,418	1,418	1.10%
667	Post Holdings Inc	(14,645)	1,341	1,341	1.04%
1,554	United Airlines Holdings Inc	(14,645)	1,341	1,341	1.04%
796	Howard Hughes Corp/The	(14,504)	1,328	1,328	1.03%
3,652	Xerox Holdings Corp	(14,504)	1,328	1,328	1.03%
798	Acadia Healthcare Co Inc	(14,364)	1,315	1,315	1.02%
837	HB Fuller Co	(13,378)	1,225	1,225	0.95%
2,202	Hostess Brands Inc	(12,533)	1,148	1,148	0.89%
778	Prestige Consumer Healthcare Inc	(12,251)	1,122	1,122	0.87%
897	Boyd Gaming Corp	(11,970)	1,096	1,096	0.85%
1,451	Aramark	(11,829)	1,083	1,083	0.84%
1,763	Univar Solutions Inc	(11,688)	1,070	1,070	0.83%
3,714	US Silica Holdings Inc	(11,266)	1,032	1,032	0.80%
1,979	International Game Technology PLC	(9,857)	903	903	0.70%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
639	Wynn Resorts Ltd	$(9,717)	$890	$890	0.69%
653	Enovis Corp	(9,576)	877	877	0.68%
883	Caesars Entertainment Inc	(9,012)	825	825	0.64%
3,586	Altice USA Inc	(8,872)	812	812	0.63%
50,232	Other	(159,551)	14,608	14,608	11.33%

		$(1,408,193)	$128,938	$128,938	100.00%

^^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSAIBNK1
1,251	PNC Financial Services Group Inc/The	$84,219	$(16,601)	$(16,601)	7.06%
6,130	Bank of America Corp	81,475	(16,060)	(16,060)	6.83%
1,688	JPMorgan Chase & Co	81,117	(15,990)	(15,990)	6.80%
9,753	Regions Financial Corp	78,016	(15,378)	(15,378)	6.54%
3,599	US Bancorp	70,739	(13,944)	(13,944)	5.93%
3,464	Truist Financial Corp	70,142	(13,826)	(13,826)	5.88%
4,562	Fifth Third Bancorp	65,371	(12,886)	(12,886)	5.48%
368	SVB Financial Group	62,031	(12,227)	(12,227)	5.20%
1,004	First Republic Bank/CA	61,792	(12,180)	(12,180)	5.18%
8,139	KeyCorp	59,883	(11,804)	(11,804)	5.02%
3,896	Citizens Financial Group Inc	59,287	(11,686)	(11,686)	4.97%
3,518	Wells Fargo & Co	58,810	(11,592)	(11,592)	4.93%
2,674	Citigroup Inc	52,488	(10,346)	(10,346)	4.40%
665	M&T Bank Corp	45,211	(8,912)	(8,912)	3.79%
1,368	Comerica Inc	42,825	(8,442)	(8,442)	3.59%
1,912	Zions Bancorp NA	41,513	(8,183)	(8,183)	3.48%
7,102	Huntington Bancshares Inc/ OH	36,503	(7,195)	(7,195)	3.06%
781	Popular Inc	25,647	(5,056)	(5,056)	2.15%
769	East West Bancorp Inc	21,234	(4,185)	(4,185)	1.78%
367	Cullen/Frost Bankers Inc	18,251	(3,598)	(3,598)	1.53%
4,476	New York Community Bancorp Inc	17,416	(3,433)	(3,433)	1.46%
605	Commerce Bancshares Inc/ MO	16,939	(3,339)	(3,339)	1.42%
758	Synovus Financial Corp	11,690	(2,304)	(2,304)	0.98%
757	BankUnited Inc	11,452	(2,257)	(2,257)	0.96%
1,255	Associated Banc-Corp	9,782	(1,928)	(1,928)	0.82%
2,003	Valley National Bancorp	9,065	(1,788)	(1,788)	0.76%

		$1,192,898	$(235,140)	$(235,140)	100.00%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSAIFINL
12,513	Blackstone Inc	$153,169	$(25,269)	$(25,269)	5.02%
6,348	Progressive Corp/The	99,163	(16,360)	(16,360)	3.25%
4,681	Marsh & McLennan Cos Inc	97,638	(16,108)	(16,108)	3.20%
2,677	Aon PLC	96,722	(15,957)	(15,957)	3.17%
2,198	Mastercard Inc	93,061	(15,353)	(15,353)	3.05%
4,356	Nasdaq Inc	89,094	(14,698)	(14,698)	2.92%
2,707	Ameriprise Financial Inc	86,348	(14,245)	(14,245)	2.83%
2,358	Moody’s Corp	86,043	(14,195)	(14,195)	2.82%
3,065	Visa Inc	80,856	(13,339)	(13,339)	2.65%
2,807	Chubb Ltd	74,143	(12,232)	(12,232)	2.43%
3,877	American Express Co	72,008	(11,880)	(11,880)	2.36%
5,416	Discover Financial Services	68,651	(11,326)	(11,326)	2.25%
7,992	MetLife Inc	67,431	(11,125)	(11,125)	2.21%
2,450	CME Group Inc	67,126	(11,074)	(11,074)	2.20%
5,304	Intercontinental Exchange Inc	66,821	(11,024)	(11,024)	2.19%
3,928	Allstate Corp/The	66,821	(11,024)	(11,024)	2.19%
2,894	Travelers Cos Inc/The	65,600	(10,822)	(10,822)	2.15%
14,470	Ally Financial Inc	64,990	(10,722)	(10,722)	2.13%
1,607	Goldman Sachs Group Inc/The	64,075	(10,571)	(10,571)	2.10%
8,418	Aflac Inc	62,549	(10,319)	(10,319)	2.05%
7,066	Hartford Financial Services Group Inc/Th	61,939	(10,218)	(10,218)	2.03%
736	BlackRock Inc	60,108	(9,916)	(9,916)	1.97%
4,213	Capital One Financial Corp	58,888	(9,715)	(9,715)	1.93%
6,891	Charles Schwab Corp/The	58,277	(9,614)	(9,614)	1.91%
6,381	Principal Financial Group Inc	57,057	(9,413)	(9,413)	1.87%
2,609	PNC Financial Services Group Inc/The	55,226	(9,111)	(9,111)	1.81%
12,789	Bank of America Corp	53,396	(8,809)	(8,809)	1.75%
3,522	JPMorgan Chase & Co	53,090	(8,759)	(8,759)	1.74%
3,391	T Rowe Price Group Inc	51,565	(8,507)	(8,507)	1.69%
20,347	Regions Financial Corp	51,260	(8,457)	(8,457)	1.68%
11,350	Fifth Third Bancorp	51,260	(8,457)	(8,457)	1.68%
6,953	Zions Bancorp NA	47,598	(7,853)	(7,853)	1.56%
6,859	American International Group Inc	46,988	(7,752)	(7,752)	1.54%
3,590	Northern Trust Corp	46,378	(7,651)	(7,651)	1.52%
7,510	US Bancorp	46,378	(7,651)	(7,651)	1.52%
3,588	Prudential Financial Inc	46,073	(7,601)	(7,601)	1.51%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
7,228	Truist Financial Corp	$46,073	$(7,601)	$(7,601)	1.51%
19,952	Western Union Co/The	43,937	(7,249)	(7,249)	1.44%
9,115	Citizens Financial Group Inc	43,632	(7,198)	(7,198)	1.43%
18,837	KeyCorp	43,632	(7,198)	(7,198)	1.43%
11,592	Synchrony Financial	43,022	(7,098)	(7,098)	1.41%
25,489	Huntington Bancshares Inc/OH	41,191	(6,796)	(6,796)	1.35%
7,453	Brighthouse Financial Inc	40,886	(6,745)	(6,745)	1.34%
4,013	Comerica Inc	39,360	(6,493)	(6,493)	1.29%
6,987	Bank of New York Mellon Corp/The	39,055	(6,443)	(6,443)	1.28%
7,340	Wells Fargo & Co	38,445	(6,342)	(6,342)	1.26%
11,244	Franklin Resources Inc	35,088	(5,789)	(5,789)	1.15%
5,579	Citigroup Inc	34,478	(5,688)	(5,688)	1.13%
5,401	Lincoln National Corp	33,868	(5,587)	(5,587)	1.11%
3,847	State Street Corp	31,732	(5,235)	(5,235)	1.04%
13,068	Invesco Ltd	28,984	(4,784)	(4,784)	0.95%

		$3,051,173	$(503,373)	$(503,373)	100.00%

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
TPNBNK
9,297	Mitsubishi UFJ Financial Group Inc	$34,491,537	$15,573	$15,573	32.47%
1,031	Sumitomo Mitsui Financial Group Inc	21,138,946	9,544	9,544	19.90%
1,904	Mizuho Financial Group Inc	14,945,979	6,748	6,748	14.07%
263	Sumitomo Mitsui Trust Holdings Inc	5,587,480	2,523	2,523	5.26%
1,681	Resona Holdings Inc	4,344,638	1,962	1,962	4.09%
375	Japan Post Bank Co Ltd	2,007,669	906	906	1.89%
786	Concordia Financial Group Ltd	1,880,198	849	849	1.77%
449	Chiba Bank Ltd/The	1,688,991	763	763	1.59%
49	Bank of Kyoto Ltd/The	1,444,672	652	652	1.36%
115	Fukuoka Financial Group Inc	1,423,427	643	643	1.34%
327	Shizuoka Bank Ltd/The	1,359,691	614	614	1.28%
89	Aozora Bank Ltd	1,189,730	537	537	1.12%
104	Shinsei Bank Ltd	1,072,881	484	484	1.01%
653	Mebuki Financial Group Inc	892,297	403	403	0.84%
295	Hachijuni Bank Ltd/The	754,204	341	341	0.71%
203	Hirogin Holdings Inc	647,978	293	293	0.61%
472	Seven Bank Ltd	616,110	278	278	0.58%
178	Iyo Bank Ltd/The	605,487	273	273	0.57%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
159	Yamaguchi Financial Group Inc	$594,865	$269	$269	0.56%
112	Chugoku Bank Ltd/The	562,997	254	254	0.53%
278	Kyushu Financial Group Inc	552,374	249	249	0.52%
256	Gunma Bank Ltd/The	499,262	225	225	0.47%
42	77 Bank Ltd/The	393,036	177	177	0.37%
90	Hokuhoku Financial Group Inc	382,413	173	173	0.36%
26	Shiga Bank Ltd/The	361,168	163	163	0.34%
47	Kiyo Bank Ltd/The	318,678	144	144	0.30%
83	Nishi-Nippon Financial Holdings Inc	318,678	144	144	0.30%
13	Hokkoku Financial Holdings Inc	308,055	139	139	0.29%
88	San-In Godo Bank Ltd/The	297,432	134	134	0.28%
22	Daishi Hokuetsu Financial Group Inc	286,810	129	129	0.27%
139	Suruga Bank Ltd	254,942	115	115	0.24%
27	Ogaki Kyoritsu Bank Ltd/The	233,697	106	106	0.22%
200	North Pacific Bank Ltd	223,074	101	101	0.21%
133	Hyakugo Bank Ltd/The	223,074	101	101	0.21%
18	Juroku Financial Group Inc	223,074	101	101	0.21%
21	Nanto Bank Ltd/The	212,452	96	96	0.20%
21	Awa Bank Ltd/The	212,452	96	96	0.20%
18	Tokyo Kiraboshi Financial Group Inc	212,452	96	96	0.20%
20	Musashino Bank Ltd/The	180,584	82	82	0.17%
115	TOMONY Holdings Inc	180,584	82	82	0.17%
169	Senshu Ikeda Holdings Inc	169,961	77	77	0.16%
66	Keiyo Bank Ltd/The	159,339	72	72	0.15%
16	Procrea Holdings Inc	159,339	72	72	0.15%
10	Bank of Nagoya Ltd/The	148,716	67	67	0.14%
13	Okinawa Financial Group Inc	148,716	67	67	0.14%
34	Bank of the Ryukyus Ltd	138,094	62	62	0.13%
5	Aichi Bank Ltd/The	127,471	58	58	0.12%
15	Hyakujushi Bank Ltd/The	127,471	58	58	0.12%
114	Toho Bank Ltd/The	116,848	53	53	0.11%
10	Bank of Iwate Ltd/The	95,603	43	43	0.09%
464	Other	1,710,234	770	770	1.61%

		$106,225,860	$47,961	$47,961	100.00%

*** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSCI ACWI
4,360	APPLE	$492,673	$(66,901)	$(66,901)	4.01%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
1,903	MICROSOFT CORP	$404,213	$(54,889)	$(54,889)	3.29%
2,447	AMAZON.COM	215,007	(29,196)	(29,196)	1.75%
80	ALPHABET A	144,976	(19,687)	(19,687)	1.18%
76	ALPHABET C	137,604	(18,686)	(18,686)	1.12%
235	TESLA	130,233	(17,685)	(17,685)	1.06%
251	UNITEDHEALTH GROUP	106,889	(14,515)	(14,515)	0.87%
702	JOHNSON & JOHNSON	103,203	(14,014)	(14,014)	0.84%
6,582	TAIWAN SEMICONDUCTOR MFG	87,231	(11,845)	(11,845)	0.71%
668	NVIDIA	83,546	(11,345)	(11,345)	0.68%
617	META PLATFORMS A	82,317	(11,178)	(11,178)	0.67%
1,131	EXXON MOBIL CORP	79,860	(10,844)	(10,844)	0.65%
345	BERKSHIRE HATHAWAY B	77,403	(10,511)	(10,511)	0.63%
640	PROCTER & GAMBLE CO	76,174	(10,344)	(10,344)	0.62%
789	JPMORGAN CHASE & CO	73,717	(10,010)	(10,010)	0.60%
752	NESTLE	72,488	(9,843)	(9,843)	0.59%
443	VISA A	72,488	(9,843)	(9,843)	0.59%
1,502	PFIZER	65,116	(8,842)	(8,842)	0.53%
279	HOME DEPOT	62,659	(8,509)	(8,509)	0.51%
520	CHEVRON CORP	62,659	(8,509)	(8,509)	0.51%
1,668	TENCENT HOLDINGS LI (CN)	62,659	(8,509)	(8,509)	0.51%
233	MASTERCARD A	60,202	(8,175)	(8,175)	0.49%
473	ABBVIE	60,202	(8,175)	(8,175)	0.49%
216	LILLY (ELI) & COMPANY	57,745	(7,841)	(7,841)	0.47%
1,100	COCA COLA (THE)	57,745	(7,841)	(7,841)	0.47%
188	ROCHE HOLDING GENUSS	51,602	(7,007)	(7,007)	0.42%
370	PEPSICO	50,373	(6,840)	(6,840)	0.41%
675	MERCK & CO	50,373	(6,840)	(6,840)	0.41%
1,940	BANK OF AMERICA CORP	50,373	(6,840)	(6,840)	0.41%
4,056	ALIBABA GRP HLDG (HK)	47,916	(6,507)	(6,507)	0.39%
1,122	VERIZON COMMUNICATIONS	46,687	(6,340)	(6,340)	0.38%
118	COSTCO WHOLESALE CORP	46,687	(6,340)	(6,340)	0.38%
105	THERMO FISHER SCIENTIFIC	46,687	(6,340)	(6,340)	0.38%
1,276	SAMSUNG ELECTRONICS CO	46,687	(6,340)	(6,340)	0.38%
414	ASTRAZENECA	45,459	(6,173)	(6,173)	0.37%
109	BROADCOM	44,230	(6,006)	(6,006)	0.36%
2,033	SHELL	43,001	(5,839)	(5,839)	0.35%
109	ASML HLDG	43,001	(5,839)	(5,839)	0.35%
471	ABBOTT LABORATORIES	41,773	(5,672)	(5,672)	0.34%
450	NOVO NORDISK B	41,773	(5,672)	(5,672)	0.34%
408	WALMART	40,544	(5,506)	(5,506)	0.33%
585	NOVARTIS	40,544	(5,506)	(5,506)	0.33%
199	MCDONALD’S CORP	40,544	(5,506)	(5,506)	0.33%
1,209	COMCAST CORP A (NEW)	39,316	(5,339)	(5,339)	0.32%
1,110	CISCO SYSTEMS	39,316	(5,339)	(5,339)	0.32%
169	ACCENTURE A	39,316	(5,339)	(5,339)	0.32%
126	ADOBE	38,087	(5,172)	(5,172)	0.31%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
182	DANAHER CORP	$38,087	$(5,172)	$(5,172)	0.31%
486	DISNEY (WALT)	38,087	(5,172)	(5,172)	0.31%
74	LVMH MOET HENNESSY	36,858	(5,005)	(5,005)	0.30%
992,280	Other	8,269,786	(1,122,977)	(1,122,977)	67.31%

		$12,286,116	$(1,668,365)	$(1,668,365)	100.00%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

BBA — British Bankers Association

Cl — Class

CNY — Chinese Yen

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — European Interbank Offered Rate

FTSE — Financial Times Stock Exchange Group

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SEK — Swedish Krona

SOFR — Secured Overnight Financiing Rate

SONIA — Sterling Overnight Interbank Average Rate

SPDR — Standard & Poor’s Depositary Receipt

TONAR — Tokyo Overnight Average Rate

TWD — Taiwan Dollar

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022 (Unaudited)

The following table summarizes the inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$75,974,766	$–	$–	$75,974,766
U.S. Treasury Obligations	–	39,785,114	–	39,785,114
Registered Investment Companies	4,170,000	–	–	4,170,000
Warrants	–	247,922	–	247,922
Purchased Options	124,210	–	–	124,210

Total Investments in Securities	$80,268,976	$40,033,036	$–	$120,302,012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(41,445)	$–	$–	$(41,445)
Futures Contracts*
Unrealized Appreciation	55,176	–	–	55,176
Unrealized Depreciation	(187,261)	–	–	(187,261)
Forwards Contracts*
Unrealized Appreciation	–	243,940	–	243,940
Unrealized Depreciation	–	(216,578)	–	(216,578)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,167,227	–	1,167,227
Unrealized Depreciation	–	(4,246,060)	–	(4,246,060)

Total Other Financial Instruments	$(173,530)	$(3,051,471)	$–	$(3,225,001)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †:

†	Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.4%
	Shares	Value

United States — 90.4%
Communication Services — 2.8%
New York Times, Cl A	351,735	$9,813,407

Consumer Discretionary — 28.8%
Lindblad Expeditions Holdings *	1,101,311	8,920,619
Malibu Boats, Cl A *	298,426	15,730,034
Mister Car Wash *	1,353,153	14,722,305
RH *	56,131	11,914,366
Skyline Champion *	397,920	18,869,366
Travel + Leisure	426,014	16,537,864
YETI Holdings *	281,615	12,185,481

		98,880,035

Health Care — 3.7%
Progyny *	433,962	12,606,596

Industrials — 38.1%
AAR *	156,302	6,539,676
Astec Industries	379,694	15,483,921
Atkore *	277,037	22,996,841
Driven Brands Holdings *	772,515	21,275,063
EnPro Industries	191,773	15,711,962
Hillman Solutions *	1,368,603	11,824,730
Montrose Environmental Group *	520,906	17,585,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Industrials (continued)
WESCO International *	179,512	$19,225,735

		130,643,715

Information Technology — 11.5%
DoubleVerify Holdings *	714,391	16,195,244
ForgeRock, Cl A *	532,382	11,403,622
Sprout Social, Cl A *	202,555	11,762,369

		39,361,235

Materials — 5.5%
Ingevity *	298,596	18,853,351

		310,158,339

Total Common Stock
(Cost $356,146,032)		310,158,339

FOREIGN COMMON STOCK — 1.5%

Industrials — 1.5%
Kornit Digital *	154,408	4,894,734

Total Foreign Common Stock
(Cost $3,963,667)		4,894,734

PURCHASED OPTIONS — 0.0%*
	Contracts
Total Purchased Options (Cost $1,429,500)	1,500	90,000

Total Investments - 91.9%
(Cost $361,539,199)		$315,143,073

WRITTEN OPTIONS — (0.3)%*

Total Written Options (Proceeds $2,443,487)	(3,000)	$(877,500)

Other Assets & Liabilities, Net - 8.4%		28,831,502

Net Assets - 100.0%		$ 343,097,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

A list of the open exchange traded option contracts held by the Fund at June 30, 2022 is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

Call Options

SPROUT SOCIAL INC*	1,500	$8,710,500	$85.00	7/16/2022	$90,000

Total Purchased Options		8,710,500			$90,000

WRITTEN OPTIONS — (0.3)%

Put Options

SPROUT SOCIAL INC*	(1,500)	$(8,710,500)	60.00	07/16/22	$(870,000)

Call Options

SPROUT SOCIAL INC*	(1,500)	(8,710,500)	100.00	07/16/22	(7,500)

Total Written Options		$(17,421,000)			$(877,500)

A list of the open futures contracts held by the Fund at June 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts Russell 2000 Index E-MINI	360	Sep-2022	$32,415,426	$30,744,000	$(1,671,426)

A list of the open OTC swap agreements held by the Fund at June 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation

Morgan Stanley	Boot Barn Holdings Inc	Boot Barn Holdings Inc	FEDREF-1-DAY	Annually	05/23/2024	USD	(4,046,757)	$114,546	$–	$114,546

Morgan Stanley	MSAIIND1 ^^	MSAIIND1	FEDREF-1-DAY	Annually	06/14/2024	USD	(17,982,847)	451,332	–	451,332

Morgan Stanley	MSAISCHB ^	MSAISCHB	FEDREF-1-DAY	Annually	05/20/2024	USD	(3,028,532)	339,938	–	339,938

Morgan Stanley	Revolve Group Inc	REVOLVE GROUP INC	FEDREF-1-DAY	Annually	05/05/2024	USD	(5,352,905)	886,306	–	886,306

Morgan Stanley	Sprouts Farmers Market	1- Month LIBOR	Sprouts Farmers Market Inc	Annually	11/26/2023	USD	(7,869,128)	378,763	–	378,763

								$2,170,885	$–	$2,170,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAIIND1
2,358	Republic Services Inc	$(638,391)	$16,022	$16,022	3.55%
5,692	Timken Co/The	(624,005)	15,661	15,661	3.47%
4,609	EnerSys	(561,065)	14,082	14,082	3.12%
6,750	Avient Corp	(559,267)	14,036	14,036	3.11%
9,688	Univar Solutions Inc	(498,125)	12,502	12,502	2.77%
7,664	nVent Electric PLC	(496,327)	12,457	12,457	2.76%
12,518	Element Solutions Inc	(460,361)	11,554	11,554	2.56%
1,857	SiteOne Landscape Supply Inc	(456,764)	11,464	11,464	2.54%
9,405	Kennametal Inc	(451,369)	11,328	11,328	2.51%
4,877	ABM Industries Inc	(436,983)	10,967	10,967	2.43%
7,655	Terex Corp	(433,387)	10,877	10,877	2.41%
8,795	Summit Materials Inc	(424,395)	10,651	10,651	2.36%
1,885	Copart Inc	(422,597)	10,606	10,606	2.35%
13,463	JELD-WEN Holding Inc	(406,412)	10,200	10,200	2.26%
6,632	Valvoline Inc	(395,623)	9,929	9,929	2.20%
3,584	Hexcel Corp	(388,429)	9,749	9,749	2.16%
12,975	Hawaiian Holdings Inc	(383,035)	9,613	9,613	2.13%
2,826	AECOM	(381,236)	9,568	9,568	2.12%
1,608	Regal Rexnord Corp	(377,640)	9,478	9,478	2.10%
5,547	Evoqua Water Technologies Corp	(372,245)	9,343	9,343	2.07%
1,824	AGCO Corp	(372,245)	9,343	9,343	2.07%
3,008	Boise Cascade Co	(370,447)	9,297	9,297	2.06%
7,289	Trinity Industries Inc	(365,052)	9,162	9,162	2.03%
783	Sherwin-Williams Co/The	(363,254)	9,117	9,117	2.02%
3,615	KBR Inc	(361,455)	9,072	9,072	2.01%
2,765	Textron Inc	(348,867)	8,756	8,756	1.94%
3,956	Sensata Technologies Holding PLC	(338,078)	8,485	8,485	1.88%
3,500	Pentair PLC	(330,884)	8,305	8,305	1.84%
4,807	Commercial Metals Co	(329,086)	8,259	8,259	1.83%
4,898	WillScot Mobile Mini Holdings Corp	(329,086)	8,259	8,259	1.83%
4,730	Air Lease Corp	(327,288)	8,214	8,214	1.82%
9,307	AZEK Co Inc/The	(321,893)	8,079	8,079	1.79%
3,659	Ingersoll Rand Inc	(318,296)	7,989	7,989	1.77%
7,425	Upwork Inc	(318,296)	7,989	7,989	1.77%
3,129	XPO Logistics Inc	(311,103)	7,808	7,808	1.73%
5,035	Spirit AeroSystems Holdings Inc	(305,708)	7,673	7,673	1.70%
606	United Rentals Inc	(303,910)	7,628	7,628	1.69%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	4,468 IAA Inc	$(302,112)	$7,582	$7,582	1.68%
	1,388 Encore Wire Corp	(298,515)	7,492	7,492	1.66%
	2,386 CoStar Group Inc	(298,515)	7,492	7,492	1.66%
	1,799 TransUnion	(296,717)	7,447	7,447	1.65%
	1,793 Xylem Inc/NY	(289,524)	7,266	7,266	1.61%
	4,581 Flowserve Corp	(271,541)	6,815	6,815	1.51%
	4,082 Howmet Aerospace Inc	(266,146)	6,680	6,680	1.48%
	2,929 AerCap Holdings NV	(248,163)	6,228	6,228	1.38%
	2,116 Builders FirstSource Inc	(235,575)	5,912	5,912	1.31%
	4,368 Sunrun Inc	(210,399)	5,281	5,281	1.17%
	9,318 Vertiv Holdings Co	(158,249)	3,972	3,972	0.88%
	3,212 Livent Corp	(151,056)	3,791	3,791	0.84%
	4,404 JetBlue Airways Corp	(73,729)	1,852	1,852	0.41%
		$(17,982,845)	$451,332	$451,332	100.00%

^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAISCHB
	62,093 Taylor Morrison Home Corp	$(670,517)	$75,262	$75,262	22.14%
	29,985 Toll Brothers Inc	(618,426)	69,415	69,415	20.42%
	76,453 Tri Pointe Homes Inc	(596,318)	66,934	66,934	19.69%
	14,611 LGI Homes Inc	(586,930)	65,880	65,880	19.38%
	37,230 MDC Holdings Inc	(556,341)	62,447	62,447	18.37%
		$(3,028,532)	$339,938	$339,938	100.00%

Cl — Class

LIBOR— London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

OTC — Over The Counter

USD — U.S. Dollar

The following table summarizes the inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,158,339	$–	$–	$310,158,339
Foreign Common Stock	4,894,734	–	–	4,894,734
Purchased Options	90,000	–	–	90,000

Total Investments in Securities	$315,143,073	$–	$–	$315,143,073

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(877,500)	$–	$–	$(877,500)
Futures Contracts*
Unrealized Depreciation	(1,671,426)	–	–	(1,671,426)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,170,885	–	2,170,885
Total Other Financial Instruments

	$(2,548,926)	$2,170,885	$–	$(378,041)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †:

†	Percentages based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.1%

	Shares	Value

Belgium — 2.6%
Anheuser-Busch InBev	122,505	$6,593,579

China — 6.7%
Alibaba Group Holding ADR *	30,106	3,422,450
Budweiser Brewing APAC	1,088,900	3,261,094
Industrial & Commercial Bank of China, Cl H	12,595,000	7,479,826
JD.com, Cl A	1,342	43,235
Tencent Holdings	28,200	1,273,650
Tencent Holdings ADR	34,158	1,550,432

		17,030,687

Denmark — 0.6%
Novo Nordisk ADR	12,686	1,413,601

France — 0.7%
L’Oreal ADR	24,539	1,694,418

Germany — 15.1%
Brenntag	109,065	7,097,729
Deutsche Boerse	18,319	3,063,917
Fresenius & KGaA	217,023	6,572,733
Infineon Technologies	82,304	1,991,532
Muenchener Rueckversicherungs-Gesellschaftin Muenchen	28,955	6,803,017
Puma	57,064	3,757,861
SAP	49,279	4,489,252

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

Germany (continued)
SAP ADR	6,589	$597,754
Siemens	38,151	3,881,708

		38,255,503

India — 4.2%
HDFC Bank ADR	52,112	2,864,076
ICICI Bank ADR	446,768	7,925,664

		10,789,740

Italy — 2.6%
Intesa Sanpaolo	1,667,481	3,110,450
Moncler	56,344	2,416,751
UniCredit	106,077	1,007,700

		6,534,901

Japan — 4.3%
Asahi Group Holdings	33,200	1,087,662
FANUC	18,300	2,864,770
Hoya	1,300	111,000
Nintendo	4,900	2,119,192
Sony Group	2,100	171,724
Sony Group ADR	56,871	4,650,342

		11,004,690

Netherlands — 1.4%
Adyen *	411	597,824
ASM International	6,709	1,677,531
Heineken	15,384	1,402,591

		3,677,946

Sweden — 0.6%
Hexagon, Cl B	138,784	1,441,462

Switzerland — 3.3%
Alcon	15,847	1,107,547
Cie Financiere Richemont, Cl A	34,172	3,638,594
Holcim	83,285	3,563,811

		8,309,952

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing ADR	44,786	3,661,256

United Kingdom — 6.0%
Coca-Cola Europacific Partners	177,031	9,136,570
Linde	20,786	5,967,393
Pets at Home Group	12,776	47,776

		15,151,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
United States — 5.6%
Medtronic	76,769	$6,890,018
Nestle	22,825	2,664,451
Stellantis	378,811	4,681,148

		14,235,617

Total Common Stock
(Cost $164,251,095)		139,795,091

U.S. TREASURY OBLIGATIONS —39.3%
	Face Amount
U.S. Treasury Bills 0.57%, 7/14/2022 (A)	$40,000,000	39,985,231
0.95%, 8/11/2022 (A)	25,000,000	24,961,954
1.06%, 9/15/2022 (A)	35,000,000	34,882,701

Total U.S. Treasury Obligations (Cost $99,886,809)		99,829,886

Total Investments - 94.4% (Cost $264,137,904)		$239,624,977

WRITTEN OPTIONS — 0.0%*
	Contracts
Total Written Options
(Proceeds $137,907)	(1,017)	$(96,572)

Other Assets & Liabilities, Net - 5.6%		14,437,245

Net Assets - 100.0%		$ 253,965,650

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

A list of the open exchange traded option contracts held by the Fund at June 30, 2022 is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%
Call Options
Adyton Resources Corp*	(40)	$(581,824)	$1,500.00	07/16/22	$(8,589)
Alcon AG*	(130)	(908,570)	70.00	07/16/22	(22,750)
Ashford Hospitality Trust, Inc.*	(15)	(6,279)	3,500.00	07/16/22	(19,629)
Burning Rock Biotech Ltd*	(170)	(1,106,326)	74.00	07/16/22	(178)
Coca-Cola Europacific Partners PLC*	(150)	(774,150)	55.00	07/16/22	(9,000)
Cullen/Frost Bankers, Inc.*	(120)	(1,277,746)	110.00	07/16/22	(13,827)
Intelligent Buying, Inc.*	(250)	(1,345,573)	53.00	07/16/22	(15,982)
Moncler SpA*	(22)	(471,821)	42.00	07/16/22	(17)
Novo Nordisk A/S*	(120)	(1,337,160)	115.00	07/16/22	(6,600)

Total Written Options		$(7,809,449)			$(96,572)

A list of the open futures contracts held by the Fund at June 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging
Markets	51	Sep-2022	$2,533,825	$2,556,885	$23,060
Nikkei 225 Index	18	Sep-2022	3,791,781	3,499,705	(209,294)
S&P 500 Index E-MINI	6	Sep-2022	1,171,067	1,136,850	(34,217)
S&P TSX 60 Index	18	Sep-2022	3,396,990	3,195,308	(205,511)
SPI 200 Index	20	Sep-2022	2,236,497	2,229,853	(19,264)
TOPIX Index	71	Sep-2022	10,391,215	9,788,141	(392,293)

			$23,521,375	$22,406,742	$(837,519)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive	Unrealized (Depreciation)
JPMorgan Chase Bank	09/21/22	USD	7,929,729	JPY 1,050,000,000 $	(146,400)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized (Depreciation)
JPMorgan Chase Bank	09/21/22	USD	19,203,019	GBP	15,300,000	$(549,107)
Morgan Stanley	09/21/22	USD	67,919,021	EUR	63,000,000	(1,514,060)

						$(2,209,567)

A list of the open OTC swap agreements held by the Fund at June 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)

JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2023	EUR	3,135,886	$(306,033)	$–	$(306,033)

Bank of America	AIR LIQUIDE SA	EURIB-1- MONTH	AI FP EQUITY	Annually	05/04/2024	EUR	4,770,838	(679,545)	–	(679,545)

Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	1,770,499	(164,478)	–	(164,478)

Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	5,106,265	1,730,751	–	1,730,751

Goldman Sachs	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2022	EUR	3,678,691	(117,993)	–	(117,993)

JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	01/04/2023	EUR	3,144,594	270,977	–	270,977

Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	5,049,953	(214,026)	–	(214,026)

Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/28/2023	EUR	5,398,266	(1,321,963)	–	(1,321,963)

Morgan Stanley	Credit Agricole SA	ACA FP EQUITY	1-Month LIBOR	Annually	02/12/2023	EUR	2,445,615	(585,901)	–	(585,901)

Credit Suisse	ENX FP Equity	ENX FP EQUIT	1MLIBOR	Annually	01/25/2024	EUR	1,255,477	(76,617)	–	(76,617)

Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/22/2023	EUR	4,382,146	(825,457)	–	(825,457)

Goldman Sachs	EURONEXT NV	1-DAY EUR- EuroSTRENX FP	EQUITY	Annually	05/03/2024	EUR	655,007	18,016	–	18,016

Goldman Sachs	GSAIRNEW Index^	GSAIRNEW INDEX	1-Month LIBOR	Annually	03/07/2024	EUR	589,761	(32,140)	–	(32,140)

Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	1,170,848	86,463	–	86,463

JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	08/19/2023	USD	3,962,879	(295,404)	–	(295,404)

Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/01/2023	GBP	3,326,355	(288,549)	–	(288,549)

Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/08/2023	EUR	3,884,422	(396,667)	–	(396,667)

Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	3,226,825	402,787	–	402,787

Goldman Sachs	RI FP Equity	RI FP EQUITY	1MLIBOR	Annually	02/28/2024	EUR	632,254	(67,181)	–	(67,181)

JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	10/07/2023	EUR	5,274,812	(1,192,499)	–	(1,192,499)

Morgan Stanley	Taiwan	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2022	USD	746,482	(87,122)	–	(87,122)

Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	7,978,934	(1,074,233)	–	(1,074,233)

Bank of America	Vinci SA	FR0000125486	1-Month LIBOR	Annually	02/08/2023	EUR	7,395,074	(364,224)	–	(364,224)

								$(5,581,038)	$–	$(5,581,038)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSAIRNEW
3,754,237	RWE AG	$62,927	$(3,429)	$(3,429)	10.67%
11,665,863	Iberdrola SA	55,143	(3,005)	(3,005)	9.35%
918,276	Orsted AS	43,760	(2,385)	(2,385)	7.42%
15,261,742	Enel SpA	38,040	(2,073)	(2,073)	6.45%
3,677,155	Vestas Wind Systems A/S	35,386	(1,928)	(1,928)	6.00%
8,085,418	E.ON SE	30,903	(1,684)	(1,684)	5.24%
220,925	Linde PLC	28,898	(1,575)	(1,575)	4.90%
7,526,473	Terna - Rete Elettrica Nazionale	26,893	(1,466)	(1,466)	4.56%
2,710,520	SSE PLC	24,298	(1,324)	(1,324)	4.12%
1,984,602	EDP Renovaveis SA	21,349	(1,163)	(1,163)	3.62%
2,861,304	Siemens Energy AG	19,108	(1,041)	(1,041)	3.24%
431,184	Alfen Beheer BV	18,165	(990)	(990)	3.08%
1,851,399	Solaria Energia y Medio Ambiente SA	17,929	(977)	(977)	3.04%
257,433	Air Liquide SA	15,747	(858)	(858)	2.67%
348,821	Verbund AG	15,570	(848)	(848)	2.64%
1,854,494	Encavis AG	15,452	(842)	(842)	2.62%
1,497,585	Siemens Gamesa Renewable Energy SA	12,798	(697)	(697)	2.17%
23,082,313	NEL ASA	12,798	(697)	(697)	2.17%
146,287	Acciona SA	12,267	(669)	(669)	2.08%
160,265	Wacker Chemie AG	10,557	(575)	(575)	1.79%
4,906,973	EDP - Energias de Portugal SA	10,439	(569)	(569)	1.77%
1,619,514	Engie SA	8,493	(463)	(463)	1.44%
427,012	Neoen SA	7,313	(399)	(399)	1.24%
7,392,575	Enlight Renewable Energy Ltd	6,428	(350)	(350)	1.09%
6,508,616	ITM Power PLC	6,251	(341)	(341)	1.06%
430,460	ERG SpA	6,075	(331)	(331)	1.03%
956,396	PowerCell Sweden AB	5,780	(315)	(315)	0.98%
1,261,618	Scatec ASA	4,954	(270)	(270)	0.84%
1,222,521	Nordex SE	4,777	(260)	(260)	0.81%
1,425,266	Ceres Power Holdings PLC	4,305	(235)	(235)	0.73%
4,627,853	Aker Carbon Capture ASA	3,539	(193)	(193)	0.60%
269,916	Prysmian SpA	3,419	(188)	(188)	0.58%

		$ 589,761	$ (32,140)	$ (32,140)	100.00%

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

Ltd. — Limited

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — S&P/ASX 200 Index

TOPIX— Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The following table summarizes the inputs used as of June 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$139,795,091	$–	$–	$139,795,091
U.S. Treasury Obligations	–	99,829,886	–	99,829,886

Total Investments in Securities	$139,795,091	$99,829,886	$–	$239,624,977

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(96,572)	$–	$–	$(96,572)
Futures Contracts*
Unrealized Appreciation	23,060	–	–	23,060
Unrealized Depreciation	(860,579)	–	–	(860,579)
Forwards Contracts*
Unrealized Depreciation	–	(2,209,567)	–	(2,209,567)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,508,994	–	2,508,994
Unrealized Depreciation	–	(8,090,032)	–	(8,090,032)

Total Other Financial Instruments	$(934,091)	$(7,790,605)	$–	$(8,724,696)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	New World Opportunities Fund	Endeavour Equity Fund
Assets:
Investments, at Value (Cost $318,602,840 and $127,833,407)	$283,868,862	$120,302,012
Foreign Currency, at Value (Cost $N/A and $136,283)	–	162,422
Swap Contracts, at Value (Cost $– and $–)	14,868	1,167,227
Cash Equivalents	17,210,765	15,050,175
Interest and Dividend Receivable	3,464,477	12,036
Cash Pledged as Collateral for Futures Contracts	2,905,698	–
Receivable for Investment Securities Sold	2,080,294	1,965,250
Unrealized Appreciation on Forward Foreign Currency Contracts	48,428	243,940
Tax Reclaim Receivable	570	14,357
Cash Pledged as Collateral for Forward Foreign Currency Contracts	–	4,018,913
Prepaid Expenses	24,968	16,696

Total Assets	309,618,930	142,953,028

Liabilities:
Foreign Currency Payable, at Value (Cost $857,517 and $N/A)	764,490	–
Swap Contracts, at Value (Premiums $– and $–)	86,561	4,246,060
Options Written, at Value (Proceeds $N/A and $90,147)	–	41,445
Due to Adviser	243,335	199,304
Payable for Investment Securities Purchased	110,474	2,161,509
Unrealized Depreciation on Forward Foreign Currency Contracts	87,325	216,578
Payable for Variation Margin for Future Contracts	20,469	2,390
Due to Administrator	10,308	8,219
Chief Compliance Officer Fees Payable	1,546	148
Due to Broker	311	923,194
Trustees Fees Payable	146	37
Payable for Capital Shares Redeemed	–	126
Payable for Variation Margin for Swap Contracts	86,253	–
Other Accrued Expenses	98,487	63,213

Total Liabilities	1,509,705	7,862,223

Net Assets	$308,109,225	$135,090,805

Net Assets Consist of:
Paid-in Capital	$364,224,569	$153,765,222
Total Distributable Loss	(56,115,344)	(18,674,417)

Net Assets	$308,109,225	$135,090,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Concluded)

	New World Opportunities Fund	Endeavour Equity Fund
Institutional Shares:
Net Assets	$307,977,993	$134,280,974
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	36,510,687	11,722,472

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.44	$11.46

Class X Shares:
Net Assets	$131,232	$809,831
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,551	70,997

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.44	$11.41

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	Discover Equity Fund	International Equity Fund
Assets:
Investments, at Value (Cost $361,539,199 and $264,137,904)	$315,143,073	$239,624,977
Foreign Currency, at Value (Cost $N/A and $1,249,276)	–	1,256,236
Swap Contracts, at Value (Cost $– and $–)	2,170,885	2,508,994
Cash Equivalents	31,570,621	20,256,187
Cash Pledged as Collateral for Forward Foreign Currency Contracts	12,452,184	129,291
Receivable for Investment Securities Sold	–	33,710
Interest and Dividend Receivable	–	69,693
Cash Pledged as Collateral for Futures Contracts	–	3,903,565
Tax Reclaim Receivable	–	388,312
Prepaid Expenses	24,044	147,822

Total Assets	361,360,807	268,318,787

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	–	8,090,032
Options Written, at Value (Proceeds $2,443,487 and $137,907)	877,500	96,572
Due to Broker	16,628,462	2,842,027
Payable for Investment Securities Purchased	570,128	193,159
Due to Adviser	105,004	902,990
Due to Administrator	12,116	8,716
Chief Compliance Officer Fees Payable	2,455	1,207
Trustees Fees Payable	119	86
Unrealized Depreciation on Forward Foreign Currency Contracts	–	2,209,567
Other Accrued Expenses	67,948	8,781

Total Liabilities	18,263,732	14,353,137

Net Assets	$343,097,075	$253,965,650

Net Assets Consist of:
Paid-in Capital	$425,871,673	$295,227,919
Total Distributable Loss	(82,774,598)	(41,262,269)

Net Assets	$343,097,075	$253,965,650

	Discover Equity Fund	International Equity Fund

Institutional Shares:
Net Assets	$337,548,365	$253,144,279
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,106,286	28,997,697

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.90	$8.73

Class X Shares:

Net Assets	$5,548,710	$821,371
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	562,278	94,080

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$9.87	$8.73

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Concluded)

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF OPERATIONS (Unaudited)

	New World Opportunities Fund	Endeavour Equity Fund
Investment Income:
Interest Income	$6,749,072	$84,226
Dividend Income	36,858	410,809
Less: Foreign Taxes Withheld	(8,935)	–

Total Investment Income	6,776,995	495,035

Expenses:
Investment Advisory Fees (Note 7)	779,974	413,397
Administration Fees	64,756	49,589
Trustees’ Fees	5,521	2,492
Chief Compliance Officer Fees	3,088	1,598
Shareholder Servicing Fees (Class A Shares)	68	436
Custodian Fees	48,183	18,893
Professional Fees	37,811	20,807
Transfer Agent Fees	30,057	25,490
Registration Fees	19,812	18,187
Printing Fees	11,067	5,016
Insurance and Other Expenses	50,266	37,155

Total Expenses	1,050,603	593,060

Net Expenses	1,050,603	593,060

Net Investment Income (Loss)	5,726,392	(98,025)

Net Realized Gain (Loss) on:
Investments	(23,962,027)	(5,797,273)
Futures Contracts	4,012,945	(2,210,224)
Foreign Currency Transactions	(129,935)	(301,867)
Forward Foreign Currency Contracts	334,788	996,594
Swap Contracts	25,493	1,672,104
Purchased Option Contracts	59,956	129,191
Written Option Contracts	(248,337)	838,508

Net Realized Loss	(19,907,117)	(4,672,967)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(21,993,519)	(16,293,757)
Futures Contracts	(31,428)	(759,057)
Foreign Currency Translation	98,477	288,781
Forward Foreign Currency Contracts	(43,170)	(85,221)
Swap Contracts	266,071	(5,374,519)
Purchased Option Contracts	21,369	(23,447)
Written Option Contracts	–	40,629

Net Change in Unrealized Appreciation (Depreciation)	(21,682,200)	(22,206,591)

Net Realized and Unrealized Loss	(41,589,317)	(26,879,558)

Net Decrease in Net Assets Resulting from Operations	$(35,862,925)	$(26,977,583)

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

STATEMENTS OF OPERATIONS (Unaudited)

	Discover Equity Fund	International Equity Fund
Investment Income:
Interest Income	$20,295	$–
Dividend Income	548,735	2,793,822
Less: Foreign Taxes Withheld	–	(309,600)

Total Investment Income	569,030	2,484,222

Expenses:
Investment Advisory Fees (Note 7)	577,983	1,380,255
Administration Fees	85,257	56,119
Trustees’ Fees	7,484	4,816
Chief Compliance Officer Fees	3,950	2,724
Shareholder Servicing Fees (Class A Shares)	3,080	456
Professional Fees	43,156	33,139
Transfer Agent Fees	34,398	21,417
Registration Fees	27,890	21,548
Custodian Fees	26,430	22,168
Printing Fees	14,313	10,267
Insurance and Other Expenses	16,788	76,452

Total Expenses	840,729	1,629,361

Less:
Waiver Recapture (Note 7)	3,943	–

Net Expenses	844,672	1,629,361

Net Investment Income (Loss)	(275,642)	854,861

Net Realized Gain (Loss) on:
Investments	(50,613,271)	848,398
Futures Contracts	(5,493,502)	(276,831)
Foreign Currency Transactions	62,231	(167,593)
Forward Foreign Currency Contracts	(105,542)	5,718,631
Swap Contracts	2,632,658	1,696,105
Purchased Option Contracts	429,487	427,407
Written Option Contracts	(1,546,336)	–

Net Realized Gain (Loss)	(54,634,275)	8,246,117

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(150,605,161)	(35,932,274)
Futures Contracts	(1,990,020)	(918,763)
Foreign Currency Translation	–	(13,165)
Forward Foreign Currency Contracts	(16,310)	(2,209,567)
Swap Contracts	2,839,541	(19,805,543)
Purchased Option Contracts	(1,176,165)	–
Written Option Contracts	1,384,000	41,335

Net Change in Unrealized Appreciation (Depreciation)	(149,564,115)	(58,837,977)

Net Realized and Unrealized Loss	(204,198,390)	(50,591,860)

Net Decrease in Net Assets Resulting from Operations	$(204,474,032)	$(49,736,999)

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net Investment Income	$5,726,392	$14,013,883
Net Realized Gain (Loss) on Investments	(19,907,117)	3,915,671
Net Change in Unrealized Depreciation on Investments	(21,682,200)	(31,296,908)

Net Decrease in Net Assets Resulting from Operations	(35,862,925)	(13,367,354)

Return of Capital	—	(456,616)

Distributions:	(5,619,284)	(17,435,018)

Capital Share Transactions:
Institutional Shares:
Issued	186,241	7,429,513
Reinvestment of Distributions	2,960,619	5,850,946
Redeemed	(1,378,518)	(4,836,894)

Net Institutional Share Transactions	1,768,342	8,443,565

Class X Shares:
Issued	180	172,790
Reinvestment of Distributions	2,312	11,114
Redeemed	(2,476)	(173,228)

Net Class X Share Transactions	16	10,676

Net Increase in Net Assets from Share Transactions	1,768,358	8,454,241

Total Decrease in Net Assets	(39,713,851)	(22,804,747)

Net Assets:
Beginning of Period	347,823,076	370,627,823

End of Period	$308,109,225	$347,823,076

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	19,644	711,448

Reinvestment of Distributions	341,911	598,994

Redeemed	(151,005)	(496,330)

Net Institutional Shares Capital Share Transactions	210,550	814,112

Class X Shares:

Issued	19	16,732

Reinvestment of Distributions	267	1,116

Redeemed	(260)	(17,617)

Net Class X Shares Capital Share Transactions	26	231

Net Increase in Shares Outstanding from Share Transactions	210,576	814,343

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net Investment Loss	$(98,025)	$(294,542)
Net Realized Gain (Loss) on Investments	(4,672,967)	11,870,472
Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,206,591)	439,060

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,977,583)	12,014,990

Distributions:	(14,059)	(16,216,564)

Capital Share Transactions:
Institutional Shares:
Issued	92,971	102,486,252
Reinvestment of Distributions	10,672	11,976,189
Redeemed	(376,119)	(631,027)

Net Institutional Share Transactions	(272,476)	113,831,414

Class X Shares:
Issued	30,860	921,630
Reinvestment of Distributions	—	96,579
Redeemed	(40,901)	(107,005)

Net Class X Share Transactions	(10,041)	911,204

Net Increase (Decrease) in Net Assets from Share Transactions	(282,517)	114,742,618

Total Increase (Decrease) in Net Assets	(27,274,159)	110,541,044

Net Assets:
Beginning of Period	162,364,964	51,823,920

End of Period	$135,090,805	$162,364,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	7,789	7,150,307

Reinvestment of Distributions	812	867,294

Redeemed	(29,810)	(43,794)

Net Institutional Shares Capital Share Transactions	(21,209)	7,973,807

Class X Shares:

Issued	2,532	64,298

Reinvestment of Distributions	—	7,023

Redeemed	(3,276)	(7,118)

Net Class X Shares Capital Share Transactions	(744)	64,203

Net Increase/(Decrease) in Shares Outstandingfrom Share Transactions	(21,953)	8,038,010

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net Investment Loss	$(275,642)	$(20,514,613)
Net Realized Gain (Loss) on Investments	(54,634,275)	144,542,427
Net Change in Unrealized Depreciation on Investments	(149,564,115)	(4,387,666)

Net Increase (Decrease) in Net Assets Resulting from Operations	(204,474,032)	119,640,148

Distributions:	—	(121,453,559)

Capital Share Transactions:
Institutional Shares:
Issued	6,272,447	103,573,903
Reinvestment of Distributions	—	84,333,350
Redeemed	(26,780)	(362,291)

Net Institutional Share Transactions	6,245,667	187,544,962

Class X Shares:
Issued	2,970,792	2,642,442
Reinvestment of Distributions	—	1,464,540
Redeemed	(1,312,603)	(647,634)

Net Class X Share Transactions	1,658,189	3,459,348

Net Increase in Net Assets from Share Transactions	7,903,856	191,004,310

Total Increase (Decrease) in Net Assets	(196,570,176)	189,190,899

Net Assets:
Beginning of Period	539,667,251	350,476,352

End of Period	$343,097,075	$539,667,251

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	464,896	6,059,432

Reinvestment of Distributions	—	5,310,664

Redeemed	(1,989)	(19,544)

Net Institutional Shares Capital Share Transactions	462,907	11,350,552

Class X Shares:

Issued	244,791	144,984

Reinvestment of Distributions	—	92,458

Redeemed	(107,700)	(36,502)

Net Class X Shares Capital Share Transactions	137,091	200,940

Net Increase in Shares Outstanding from Share Transactions	599,998	11,551,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net Investment Income	$854,861	$1,635,806
Net Realized Gain on Investments	8,246,117	15,485,656
Net Change in Unrealized Appreciation (Depreciation) on Investments	(58,837,977)	5,433,235

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,736,999)	22,554,697

Return of Capital	—	(103,825)

Distributions:	(3,026,357)	(47,513,844)

Capital Share Transactions:
Institutional Shares:
Issued	500	343,140
Reinvestment of Distributions	1,515,664	21,075,325
Redeemed	—	(125)

Net Institutional Share Transactions	1,516,164	21,418,340

Class X Shares:
Issued	270	1,265,620
Reinvestment of Distributions	9,374	159,536
Redeemed	(8,849)	(331,507)

Net Class X Share Transactions	795	1,093,649

Net Increase in Net Assets from Share Transactions	1,516,959	22,511,989

Total Decrease in Net Assets	(51,246,397)	(2,550,983)

Net Assets:
Beginning of Period	305,212,047	307,763,030

End of Period	$253,965,650	$305,212,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

Shares Issued and Redeemed:

Institutional Shares:

Issued	49	29,374

Reinvestment of Distributions	169,561	1,993,726

Redeemed	—	(11)

Net Institutional Shares Capital Share Transactions	169,610	2,023,089

Class X Shares:

Issued	27	103,561

Reinvestment of Distributions	1,051	15,056

Redeemed	(992)	(29,326)

Net Class X Shares Capital Share Transactions	86	89,291

Net Increase in Shares Outstanding from Share Transactions	169,696	2,112,380

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$9.58	$10.44	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(2)	0.16	0.39	0.29	0.33
Net Realized and Unrealized Gain (Loss)	(1.15)	(0.76)	0.48	(0.04)

Total from Operations	(0.99)	(0.37)	0.77	0.29

Dividends and Distributions:
Net Investment Income	(0.15)	(0.35)	(0.30)	(0.32)
Net Realized Gain	—	(0.13)	—	—
Return of Capital	—	(0.01)	—	—

Total Dividends and Distributions	(0.15)	(0.49)	(0.30)	(0.32)

Net Asset Value, End of Period	$8.44	$9.58	$10.44	$9.97

Total Return†	(10.32)%	(3.59)%	7.98%	2.97%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$307,978	$347,674	$370,468	$352,919

Ratio of Expenses to Average Net Assets	0.65%**	0.55%	1.46%	0.50%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.65%**	0.57%	1.53%	0.61%**
Ratio of Net Investment Income to Average Net Assets	3.54%**	3.79%	2.89%	4.04%**
Portfolio Turnover Rate†	38%	133%	132%	78%

(1)	Commenced operations on March 18, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.33%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Class X Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$9.58	$10.44	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(2)	0.15	0.38	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(1.14)	(0.76)	0.65	0.14

Total from Operations	(0.99)	(0.38)	0.77	0.25

Dividends and Distributions:
Net Investment Income	(0.15)	(0.35)	(0.30)	(0.22)
Net Realized Gain	—	(0.13)	—	—
Return of Capital	—	(0.00)^	—	—

Total Dividends and Distributions	(0.15)	(0.48)	(0.30)	(0.22)

Net Asset Value, End of Period	$8.44	$9.58	$10.44	$9.97

Total Return†	(10.36)%	(3.68)%	7.98%	2.52%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$131	$149	$160	$—

Ratio of Expenses to Average Net Assets	0.75%**	0.63%	3.69%	0.03%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.75%**	0.64%	3.73%	0.03%**
Ratio of Net Investment Income to Average Net Assets	3.44%**	3.71%	1.11%	3.84%**
Portfolio Turnover Rate†	38%	133%	132%	78%

(1)	Commenced operations on March 18, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.48%.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.74	$13.72	$10.79	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.01)	(0.04)	(0.32)	0.02
Net Realized and Unrealized Gain (Loss)	(2.27)	1.53	3.58	0.77

Total from Operations	(2.28)	1.49	3.26	0.79

Dividends and Distributions:
Net Investment Income	—	(0.26)	(0.01)	—
Net Realized Gain	—	(1.21)	(0.32)	—

Total Dividends and Distributions	—	(1.47)	(0.33)	—

Net Asset Value, End of Period	$11.46	$13.74	$13.72	$10.79

Total Return†	(16.59)%	10.94%	30.24%	7.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$134,281	$161,383	$51,721	$31,451

Ratio of Expenses to Average Net Assets	0.81%**	0.56%	3.44%	0.44%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.81%**	0.61%	4.15%	1.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%**	(0.24)%	(2.86)%	0.36%**
Portfolio Turnover Rate†	89%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average nets asset would have been 1.94%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Class X Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.69	$13.67	$10.77	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.01)	(0.04)	(0.52)	0.02
Net Realized and Unrealized Gain (Loss)	(2.27)	1.52	3.75	0.75

Total from Operations	(2.28)	1.48	3.23	0.77

Dividends and Distributions:
Net Investment Income	—	(0.25)	(0.01)	—
Net Realized Gain	—	(1.21)	(0.32)	—

Total Dividends and Distributions	—	(1.46)	(0.33)	—

Net Asset Value, End of Period	$11.41	$13.69	$13.67	$10.77

Total Return†	(16.65)%	10.91%	30.02%	7.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$810	$982	$103	$4

Ratio of Expenses to Average Net Assets	0.91%**	0.60%	4.71%	0.47%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.91%**	0.68%	5.30%	1.55%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23)%**	(0.29)%	(4.27)%	0.63%**
Portfolio Turnover Rate†	89%	338%	270%	39%

(1)	Commenced operations on September 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.09%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$15.84	$15.57	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.01)	(0.78)	(0.44)	0.00
Net Realized and Unrealized Gain (Loss)	(5.93)	5.29	6.35	0.01

Total from Operations	(5.94)	4.51	5.91	0.01

Dividends and Distributions:
Net Realized Gain	—	(4.24)	(0.35)	—

Total Dividends and Distributions	—	(4.24)	(0.35)	—

Net Asset Value, End of Period	$9.90	$15.84	$15.57	$10.01

Total Return†	(37.50)%	28.87%	59.09%	0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$337,548	$532,948	$346,990	$2,103

Ratio of Expenses to Average Net Assets	0.39%**	4.16%	4.17%	—%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.39%**	4.15%	4.23%	nm%**
Ratio of Net Investment Loss to Average Net Assets	(0.13)%**	(4.06)%	(3.92)%	—%**
Portfolio Turnover Rate†	46%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.30%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Class X Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$15.80	$15.54	$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(2)	(0.01)	(0.78)	(0.53)	0.00
Net Realized and Unrealized Gain (Loss)	(5.92)	5.28	6.41	0.01

Total from Operations	(5.93)	4.50	5.88	0.01

Dividends and Distributions:
Net Realized Gain	—	(4.24)	(0.35)	—

Total Dividends and Distributions	—	(4.24)	(0.35)	—

Net Asset Value, End of Period	$9.87	$15.80	$15.54	$10.01

Total Return†	(37.53)%	28.86%	58.79%	0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,549	$6,719	$3,486	$—

Ratio of Expenses to Average Net Assets	0.49%**	4.18%(3)	4.37%	—%**(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.49%**	4.16%	4.42%	nm%**
Ratio of Net Investment Loss to Average Net Assets	(0.21)%**	(4.08)%	(4.17)%	—%**
Portfolio Turnover Rate†	46%	95%	123%	—%

(1)	Commenced operations on December 30, 2019.
(2)	Calculated using average shares.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(4)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for 1 day and incurred $8,748 in expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Institutional Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Period	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.03	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.76)	0.78	1.49

Total from Operations	(1.73)	0.84	1.48

Dividends and Distributions:
Net Investment Income	(0.09)	(0.87)	—
Net Realized Gain	—	(0.90)	—
Return of Capital	—	(0.00)^	—

Total Dividends and Distributions	(0.09)	(1.77)	—

Net Asset Value, End of Period	$8.73	$10.55	$11.48

Total Return†	(16.28)%	7.27%	14.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$253,144	$304,220	$307,709

Ratio of Expenses to Average Net Assets	1.16%**	0.53%	0.60%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.16%**	1.10%	0.60%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61%**	0.50%	(0.28)%**
Portfolio Turnover Rate†	9%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS (Concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Class X Shares	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
Net Asset Value, Beginning of Period	$10.55	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.02	0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	(1.74)	0.79	1.49

Total from Operations	(1.72)	0.83	1.48

Dividends and Distributions:
Net Investment Income	(0.10)	(0.86)	—
Net Realized Gain	—	(0.90)	—
Return of Capital	—	(0.00)^	—

Total Dividends and Distributions	(0.10)	(1.76)	—

Net Asset Value, End of Period	$8.73	$10.55	$11.48

Total Return†	(16.33)%	7.21%	14.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$822	$992	$54

Ratio of Expenses to Average Net Assets	1.26%**	0.46%	0.59%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%**	1.32%	0.59%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.51%**	0.35%	(0.28)%**
Portfolio Turnover Rate†	9%	61%	11%

(1)	Commenced operations on October 1, 2020.
(2)	Calculated using average shares.
**	Annualized
^	Amount represents less than $0.01 per share.
†	Total return and portfolio turnover rate are for the period indicated and have note been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The investment objective of the Aperture International Equity Fund is to seek a return in excess of the MSCI ACWI ex-US Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund commenced operations on March 18, 2019, September 30, 2019, December 30, 2019 and October 1, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period June 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax years, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed,

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of June 30, 2022.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/ or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — The Funds incurred offering costs, including costs of legal, printing and registration fees, to be amortized over twelve months from inception of the Funds. As of June 30, 2022 the offering costs for all Funds were fully amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2022, if applicable.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a

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contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return

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swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of June 30, 2022, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objectives. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategies.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest

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rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the year or period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

3.  Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2022, was as follows:

Aperture New World Opportunities Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Equity contracts	Net Assets — Unrealized appreciation on Swap Contracts	$14,868	†	Equity contracts	Net Assets —Unrealized depreciation on Swap Contracts	$86,561	†
Interest Rate contracts	Net Assets —Unrealized appreciation on Future Contracts	13,516	†	Interest Rate contracts	Net Assets — Unrealized depreciation on Future Contracts	45,977	†
	Net Assets — Unrealized appreciation on Swap Contracts	293,415	*		Net Assets — Unrealized depreciation on Swap Contracts	200,239	*
Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	48,428		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	87,325
Credit contracts	Net Assets — Unrealized appreciation on Swap Contracts	234,153	*	Credit contracts	Net Assets — Unrealized depreciation on Swap Contracts	–	*

		$604,380				$420,102

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Aperture Endeavour Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Equity contracts	Net Assets —Unrealized appreciation on Future Contracts	$55,176	†	Equity contracts	Net Assets — Unrealized depreciation on Future Contracts	$187,261	†
	Net Assets — Unrealized appreciation on Swap Contracts	1,167,227	*		Net Assets — Unrealized depreciation on Swap Contracts	4,246,060	*
	Investments purchased, at value	124,210			Options written, at value	41,445
Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	243,940		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	216,578

		$1,590,553				$4,691,344

Aperture Discover Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Equity contracts	Net Assets —Unrealized appreciation on Future Contracts	$–	†	Equity contracts	Net Assets — Unrealized depreciation on Future Contracts	$1,671,426	†
	Net Assets — Unrealized appreciation on Swap Contracts	2,170,885	*		Net Assets — Unrealized depreciation on Swap Contracts	–	*
	Investments purchased, at value	90,000			Options written, at value	877,500

		$2,260,885				$2,548,926

Aperture International Equity Fund

	Asset Derivatives				Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Equity contracts	Net Assets —Unrealized appreciation on Future Contracts	$23,060	†	Equity contracts	Net Assets — Unrealized depreciation on Future Contracts	$860,579	†
	Net Assets — Unrealized appreciation on Swap Contracts	2,508,994	*		Net Assets — Unrealized depreciation on Swap Contracts	8,090,032	*
	Investments purchased, at value	–			Options written, at value	96,572
Foreign Exchange contracts	Unrealized gain on forward foreign currency contracts	–		Foreign Exchange contracts	Unrealized loss on forward foreign currency contracts	2,209,567

		$2,532,054				$11,256,750

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

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The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Aperture New World Opportunities Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$(248,337)	$59,956	$1,873,790	$–	$1,214,663	$2,900,072
Equity contracts	–	–	2,139,155	–	(1,111,602)	1,027,553
Credit contracts	–	–	–	–	(77,568)	(77,568)
Foreign exchange contracts	–	–	–	334,788	–	334,788
Total	$(248,337)	$59,956	$4,012,945	$334,788	$25,493	$4,184,845

Aperture Endeavour Equity Fund
	Written Options/ Swaptions	Purchased Options/Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$838,508	$129,191	$(2,210,224)	$–	$1,672,104	$429,579
Foreign exchange contracts	–	–	–	996,594	–	996,594
Total	$838,508	$129,191	$(2,210,224)	$996,594	$1,672,104	$1,426,173

Aperture Discover Equity Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$(1,546,336)	$429,487	$(5,493,502)	$–	$2,632,658	$(3,977,693)
Foreign exchange contracts	–	–	–	(105,542)	–	(105,542)
Total	$(1,546,336)	$429,487	$(5,493,502)	$(105,542)	$2,632,658	$(4,083,235)

Aperture International Equity Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$–	$427,407	$(276,831)	$–	$1,696,105	$1,846,681
Foreign exchange contracts	–	–	–	5,718,631	–	5,718,631
Total	$–	$427,407	$(276,831)	$5,718,631	$1,696,105	$7,565,312

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Aperture New World Opportunities Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$–	$21,369	$(31,428)	$–	$42,673	$32,614
Equity contracts	–	–	–	–	(71,693)	(71,693)
Credit contracts	–	–	–	–	295,091	295,091
Foreign exchange contracts	–	–	–	(43,170)	–	(43,170)
Total	$–	$21,369	$(31,428)	$(43,170)	$266,071	$212,842

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JUNE 30, 2022 (Unaudited)

Aperture Endeavour Equity Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$40,629	$(23,447)	$(759,057)	$–	$(5,374,519)	$(6,116,394)
Foreign exchange contracts	–	–	–	(85,221)	–	(85,221)
Total	$40,629	$(23,447)	$(759,057)	$(85,221)	$(5,374,519)	$(6,201,615)

Aperture Discover Equity Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$1,384,000	$(1,176,165)	$(1,990,020)	$–	$2,839,541	$1,057,356
Foreign exchange contracts	–	–	–	(16,310)	–	(16,310)
Total	$1,384,000	$(1,176,165)	$(1,990,020)	$(16,310)	$2,839,541	$1,041,046

Aperture International Equity Fund
	Written Options/ Swaptions	Purchased Options/ Swaptions	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total

Equity contracts	$41,335	$–	$(918,763)	$–	$(19,805,543)	$(20,682,971)
Foreign exchange contracts	–	–	–	(2,209,567)	–	(2,209,567)
Total	$41,335	$–	$(918,763)	$(2,209,567)	$(19,805,543)	$(22,892,538)

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, and swap contracts activity during the period ended June 30, 2022.

	Aperture New World Opportunities Fund	Aperture Endeavour Equity Fund	Aperture Discover Equity Fund	Aperture International Equity Fund

Futures Contracts:

Interest Contracts

Average Notional Balance Long	$–	$12,728,748	$24,615,087	$17,711,145

Average Notional Balance Short	11,733,471	–	–	–

Forward Foreign Currency Contracts:

Average Notional Balance Long	7,331,760	4,423,449	10,400,182	44,033,097

Average Notional Balance Short	11,981,538	15,674,866	10,356,781	132,035,906

Swaps:

Total Return Contracts

Average Notional Balance Long	5,532,219	34,823,539	4,491,102	88,642,069

Average Notional Balance Short	86,342	7,994,537	24,501,533	–

Credit Contracts

Average Notional Balance Long	31,879	–	–	–

Interest Contracts

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	Aperture New World Opportunities Fund	Aperture Endeavour Equity Fund	Aperture Discover Equity Fund	Aperture International Equity Fund

Swaps: (continued)

Average Notional Balance	903,705	–	–	–

Options/Swaptions:

Equity

Average Notional Balance Long†	63,501	303,444	–	–

Average Notional Balance Short†	5,997	140,596	1,013,987	136,793

† Represents cost.

The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement

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JUNE 30, 2022 (Unaudited)

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2022

	Aperture New World Opportunities Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$6,053	$6,053	$–	$(81,433)	$(81,433)	$(75,380)	$–	$(75,380)
Barclays	–	7,727	7,727	–	–	–	7,727	–	7,727
BNP Paribas	–	–	–	–	(5,128)	(5,128)	(5,128)	–	(5,128)
Goldman Sachs	21,704	–	21,704	(22,187)	–	(22,187)	(483)	–	(483)
JPMorgan Chase	26,724	–	26,724	(26,040)	–	(26,040)	684	–	684
Morgan Stanley	–	1,088	1,088	(39,098)	–	(39,098)	(38,010)	–	(38,010)

Total over the counter	$48,428	$14,868	$63,296	$(87,325)	$(86,561)	$(173,886)

	Aperture Endeavour Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$262,027	$262,027	$–	$(9,406)	$(9,406)	$252,621	$–	$252,621
Barclays	–	63,111	63,111	–	(1,307)	(1,307)	61,804	–	61,804
Goldman Sachs	–	272,172	272,172	(672)	(1,244,622)	(1,245,294)	(973,122)	–	(973,122)
JPMorgan Chase	177,176	175,830	353,006	(173,523)	(198,720)	(372,243)	(19,237)	–	(19,237)
Morgan Stanley	66,764	394,087	460,851	(42,383)	(2,792,005)	(2,834,388)	(2,373,537)	–	(2,373,537)

Total over the counter	$243,940	$1,167,227	$1,411,167	$(216,578)	$(4,246,060)	$(4,462,638)

	Aperture Discover Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Morgan Stanley	$–	$2,170,885	$2,170,885	$–	$–	$–	$2,170,885	$–	$2,170,885

	Aperture International Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$–	$–	$–	$(2,654,281)	$(2,654,281)	$(2,654,281)	$–	$(2,654,281)
Credit Suisse	–	–	–	–	(241,095)	(241,095)	(241,095)	–	(241,095)
Goldman Sachs	–	$507,266	507,266	–	(1,042,771)	(1,042,771)	$(535,505)	–	(535,505)
JPMorgan Chase	–	270,977	270,977	(695,507)	(1,793,936)	$(2,489,443)	(2,218,466)	–	(2,218,466)
Morgan Stanley	–	1,730,751	1,730,751	(1,514,060)	(2,357,949)	(3,872,009)	(2,141,258)	–	(2,141,258)

Total over the counter	$–	$2,508,994	$2,508,994	$(2,209,567)	$(8,090,032)	$(10,299,599)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian

4.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.  Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2022, Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund incurred $64,756, $ 49,589, $ 85,257 and $ 56,119 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
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State Street Bank and Trust Company acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.  Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2022, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$108,593,557	$123,836,326	$–	$–
Endeavour Equity Fund	87,992,085	77,229,706	–	–
Discover Equity Fund	192,377,839	186,009,807	–	–
International Equity Fund	13,661,627	18,504,890	–	–

7.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
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USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of assets up to and including $300 million, 2.115% of assets over $300 million and up to and including $400 million, and 2.065% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Aperture International Equity Fund management fee is 1.90% of assets up to and including $350 million, 1.85% of assets over $350 million and up to and including $400 million, and 1.80% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI ex-USA (Net) USD Index plus 5.00% (500 basis points) over the Performance Period.

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day.

The maximum Performance Adjustment (positive or negative) of Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% 150 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance

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of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture International Equity Fund will not exceed an annualized rate of +/- 1.50% (150.0 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

On a monthly basis, Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2022, the Fund accrued advisory fees of $779,474, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.48% of the Fund’s average net assets, which reflected a (0.74)% Performance Adjustment of $(1,203,241).

On a monthly basis, Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2022, the Fund accrued advisory fees of $413,397, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.57% of the Fund’s average net assets, which reflected a (1.25)% Performance Adjustment of $(914,282).

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On a monthly basis, Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2022, the Fund accrued advisory fees of $577,983, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.27% of the Fund’s average net assets, which reflected a (1.85)% Performance Adjustment of $3,396,524.

On a monthly basis, the Aperture International Equity Fund will pay the Adviser the minimum fee rate of 0.40% of the first $350 million, 0.35% for assets between $350 million and $400 million; and 0.30% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the period ended June 30, 2022, the Fund accrued advisory fees of $1,380,255 at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.98% of the Fund’s average net assets, which reflected a (0.92)% Performance Adjustment of $(1,285,144).

In addition, the Adviser, until April 30, 2021, had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding the management fee, any class-specific expenses such as distribution and service (Rule 12b-1) fees and shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles,

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and other non-routine expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.10% of Aperture New World Opportunities Fund’s average daily net assets, and 0.12% of Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets (the “contractual expense limit”). This agreement was terminated effective as of the close of business on April 30, 2021. The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2022, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

	Expiring Years
	2023	2024	2025	Total
New World Opportunities Fund	$345,428	$176,831	N/A	$522,259
Endeavour Equity Fund	208,795	187,384	N/A	396,179
Discover Equity Fund	30,927	47,056	N/A	77,983
International Equity Fund	N/A	N/A	N/A	N/A

For the period ended June 30, 2022, the Adviser recaptured previously waived fees of $ 3,943 for the Aperture Discover Equity Fund.

8.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last fiscal year were as follows;

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	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
New World Opportunities Fund
2021	$17,054,977	$380,041	$456,616	$17,891,634
2020	10,701,673	—	—	10,701,673
Endeavour Equity Fund
2021	10,848,190	5,368,374	—	16,216,564
2020	873,313	350,765	—	1,224,078
Discover Equity Fund
2021	44,816,050	76,637,509	—	121,453,559
2020	7,808,957	1,542	—	7,810,499
International Equity Fund
2021	32,906,528	14,607,316	103,825	47,617,669

As of December 31, 2021, the components of Accumulated Losses on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund	International Equity Fund
Undistributed Ordinary Income	$—	$888,938	$—	$—
Undistributed Long-Term Capital Gains	—	218,012	20,346,281	—
Post October Losses	(1,983,434)	—	—	—
Unrealized Appreciation (Depreciation)	(12,649,484)	7,210,452	101,353,155	11,501,086
Other Temporary Differences	(217)	(177)	(2)	1

Total Distributable Earnings (Loss)	$(14,633,135)	$8,317,225	$121,699,434	$11,501,087

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For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. For the year ended December 31, 2021, the Funds have no losses to carry forward and utilized the following capital forward to offset capital gains:

	Short-Term Loss	Long-Term Loss	Total
New World Opportunities Fund	$—	$317,303	$317,303

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, perpetual bond adjustments, currency forward M2Ms, swap M2Ms and PFICs.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2022, are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
New World Opportunities Fund	$318,602,840	$471,049	$(35,205,027)	$(34,733,978)
Endeavour Equity Fund	127,833,407	4,287,568	(11,818,963)	(7,531,395)
Discover Equity Fund	361,539,199	14,999,333	(61,395,459)	(46,396,126)
International Equity Fund	264,137,904	3,814,067	(28,326,994)	(24,512,927)

9.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies

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Below Investment Grade Fixed Income Securities (Junk Bond) Risk – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible and Preferred Securities Risk – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk – The Funds’ use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.

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Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets/Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Funds’ exposure to these risks is heightened as a result of the Funds investing primarily in emerging market countries.

Environmental, Social and Governance Risk – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time.

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Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to

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changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Leverage Risk – The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of

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securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Long-Term Investment Strategy Risk – Under normal circumstances, the Funds intend to hold securities for long periods (typically over two years). This investment style may cause the Funds to lose money or underperform compared to the Indices or other mutual funds over the short or medium terms. The Funds also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Funds’ portfolios.

Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and

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adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds’ investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Fund.

Money Market Instruments Risk –The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

New Fund Risk – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk – The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

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Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative

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instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10.  Other:

At June 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
New World Opportunities Fund, Institutional Shares	6	85%
New World Opportunities Fund, Class X Shares	1	95%
Endeavour Equity Fund, Institutional Shares	5	78%
Endeavour Equity Fund, Class X Shares	2	97%
Discover Equity Fund, Institutional Shares	5	82%
Discover Equity Fund, Class X Shares	4	100%
International Equity Fund, Institutional Shares	5	98%
International Equity Fund, Class X Shares	3	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022 (Unaudited)

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2021.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) - Concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	$896.80	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.58	0.65%	3.25
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$896.40	0.75%	$3.53
Hypothetical 5% Return	1,000.00	1,021.08	0.75%	3.76
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$834.10	0.81%	$3.69
Hypothetical 5% Return	1,000.00	1,020.77	0.81%	4.07
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$833.50	0.91%	$4.14
Hypothetical 5% Return	1,000.00	1,020.28	0.91%	4.56
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$625.00	0.39%	$1.59
Hypothetical 5% Return	1,000.00	1,022.84	0.39%	1.98
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$624.70	0.49%	$1.97
Hypothetical 5% Return	1,000.00	1,022.37	0.49%	2.46
Aperture International Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$837.20	1.16%	$5.29
Hypothetical 5% Return	1,000.00	1,019.04	1.16%	5.81
Aperture International Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$836.70	1.26%	$5.74
Hypothetical 5% Return	1,000.00	1,018.55	1.26%	6.31

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2022

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Fund P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

API-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022